UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05162
Delaware VIP® Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie VIP Emerging Markets Series
(formerly, Delaware VIP Emerging Markets Series)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$63	1.18%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$657,174,251
Total number of portfolio holdings	105
Total advisory fees paid	$3,391,084
Portfolio turnover rate	7%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	30.31%
Taiwan	22.52%
India	15.77%
China	15.52%
Brazil	4.98%
Mexico	3.89%
Turkey	3.01%
Peru	1.13%
Indonesia	1.05%
Argentina	0.91%

Sector allocation
Information Technology	45.12%
Energy	10.94%
Industrials	10.46%
Financials	9.34%
Communication Services	7.94%
Consumer Staples	6.70%
Consumer Discretionary	5.78%
Materials	2.40%
Healthcare	1.38%
Utilities	0.87%
Real Estate	0.53%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.80%
SK Hynix	9.41%
SK Square	7.90%
Samsung Electronics	6.05%
MediaTek	5.72%
Reliance Industries GDR	5.00%
Reliance Industries	4.91%
Tencent Holdings	2.72%
HDFC Bank	2.04%
Akbank	1.98%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)
Macquarie VIP Emerging Markets Series
(formerly, Delaware VIP Emerging Markets Series)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$80	1.48%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$657,174,251
Total number of portfolio holdings	105
Total advisory fees paid	$3,391,084
Portfolio turnover rate	7%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	30.31%
Taiwan	22.52%
India	15.77%
China	15.52%
Brazil	4.98%
Mexico	3.89%
Turkey	3.01%
Peru	1.13%
Indonesia	1.05%
Argentina	0.91%

Sector allocation
Information Technology	45.12%
Energy	10.94%
Industrials	10.46%
Financials	9.34%
Communication Services	7.94%
Consumer Staples	6.70%
Consumer Discretionary	5.78%
Materials	2.40%
Healthcare	1.38%
Utilities	0.87%
Real Estate	0.53%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.80%
SK Hynix	9.41%
SK Square	7.90%
Samsung Electronics	6.05%
MediaTek	5.72%
Reliance Industries GDR	5.00%
Reliance Industries	4.91%
Tencent Holdings	2.72%
HDFC Bank	2.04%
Akbank	1.98%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Fund for Income Series
(formerly, Delaware VIP Fund for Income Series)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$37	0.74%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$72,284,159
Total number of portfolio holdings	192
Total advisory fees paid	$178,766
Portfolio turnover rate	27%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.50%
Healthcare	8.63%
Basic Industry	8.33%
Leisure	7.99%
Media	7.35%
Capital Goods	7.14%
Technology & Electronics	5.81%
Telecommunications	5.57%
Services	5.15%
Insurance	4.86%

Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Fund for Income Series
(formerly, Delaware VIP Fund for Income Series)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$52	1.04%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$72,284,159
Total number of portfolio holdings	192
Total advisory fees paid	$178,766
Portfolio turnover rate	27%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.50%
Healthcare	8.63%
Basic Industry	8.33%
Leisure	7.99%
Media	7.35%
Capital Goods	7.14%
Technology & Electronics	5.81%
Telecommunications	5.57%
Services	5.15%
Insurance	4.86%

Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Growth and Income Series
(formerly, Delaware VIP Growth and Income Series)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Growth and Income Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$37	0.70%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$617,413,850
Total number of portfolio holdings	62
Total advisory fees paid	$1,956,765
Portfolio turnover rate	18%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financials	21.83%
Healthcare	17.55%
Information Technology	17.08%
Communication Services	11.81%
Energy	10.49%
Consumer Discretionary	7.09%
Industrials	7.00%
Consumer Staples	5.08%
Real Estate	1.03%

Top 10 equity holdings
Exxon Mobil	5.21%
Merck & Co.	4.27%
QUALCOMM	3.61%
Cisco Systems	3.50%
Cigna Group	3.48%
Philip Morris International	3.48%
Broadcom	3.40%
Micron Technology	2.96%
Gilead Sciences	2.92%
Corebridge Financial	2.84%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Growth Equity Series
(formerly, Delaware VIP Growth Equity Series)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Growth Equity Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$41	0.76%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$120,744,011
Total number of portfolio holdings	37
Total advisory fees paid	$376,806
Portfolio turnover rate	5%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	44.87%
Healthcare	10.90%
Financials	10.88%
Consumer Discretionary	10.47%
Communication Services	9.38%
Industrials	8.15%
Consumer Staples	2.54%
Real Estate	2.54%

Top 10 equity holdings
Microsoft	12.58%
NVIDIA	10.32%
Apple	6.55%
Alphabet Class A	6.43%
Amazon.com	5.35%
Visa Class A	4.28%
UnitedHealth Group	3.81%
Motorola Solutions	3.41%
Intuit	3.34%
Intercontinental Exchange	2.94%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Investment Grade Series
(formerly, Delaware VIP Investment Grade Series)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$31	0.63%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$33,908,862
Total number of portfolio holdings	219
Total advisory fees paid	$32,969
Portfolio turnover rate	65%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.22%
Energy	11.57%
Electric	10.19%
Consumer Non-Cyclical	8.74%
Capital Goods	7.78%
Consumer Cyclical	6.69%
Communications	6.66%
Technology	4.95%
Insurance	4.49%
Finance Companies	4.20%

Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Investment Grade Series
(formerly, Delaware VIP Investment Grade Series)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$46	0.93%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$33,908,862
Total number of portfolio holdings	219
Total advisory fees paid	$32,969
Portfolio turnover rate	65%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.22%
Energy	11.57%
Electric	10.19%
Consumer Non-Cyclical	8.74%
Capital Goods	7.78%
Consumer Cyclical	6.69%
Communications	6.66%
Technology	4.95%
Insurance	4.49%
Finance Companies	4.20%

Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Limited Duration Bond Series
(formerly, Delaware VIP Limited Duration Bond Series)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Limited Duration Bond Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$27	0.53%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$17,883,066
Total number of portfolio holdings	151
Total advisory fees paid	$0
Portfolio turnover rate	113%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Corporate Bonds	34.96%
US Treasury Obligations	29.18%
Non-Agency Asset-Backed Securities	21.92%
Collateralized Debt Obligations	3.95%
Agency Mortgage-Backed Securities	3.76%
Short-Term Investments	2.92%
Non-Agency Collateralized Mortgage Obligations	1.59%
Agency Collateralized Mortgage Obligations	1.23%
Government Agency Obligation	1.11%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Opportunity Series
(formerly, Delaware VIP Opportunity Series)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Opportunity Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$42	0.83%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$75,907,264
Total number of portfolio holdings	131
Total advisory fees paid	$260,732
Portfolio turnover rate	5%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Technology	14.30%
Financial Services	13.47%
Healthcare	13.13%
Capital Goods	11.78%
Basic Materials	8.63%
Real Estate Investment Trusts	7.04%
Energy	5.25%
Business Services	4.91%
Consumer Discretionary	4.49%
Transportation	3.71%

Top 10 equity holdings
PTC	1.69%
Chesapeake Energy	1.61%
Liberty Energy	1.58%
East West Bancorp	1.51%
Stifel Financial	1.47%
Casey's General Stores	1.46%
Dick's Sporting Goods	1.40%
Beacon Roofing Supply	1.37%
Reliance	1.36%
Minerals Technologies	1.35%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Small Cap Value Series
(formerly, Delaware VIP Small Cap Value Series)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$37	0.74%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$1,662,050,370
Total number of portfolio holdings	107
Total advisory fees paid	$5,744,304
Portfolio turnover rate	10%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financial Services	24.52%
Industrials	15.94%
Consumer Discretionary	11.15%
Energy	9.22%
Technology	8.72%
Basic Industry	7.78%
Real Estate Investment Trusts	7.04%
Healthcare	3.89%
Utilities	3.73%
Consumer Staples	2.64%
Transportation	2.36%

Top 10 equity holdings
Stifel Financial	1.77%
MasTec	1.68%
Hancock Whitney	1.68%
Atkore	1.63%
Webster Financial	1.60%
East West Bancorp	1.58%
FNB	1.57%
ITT	1.55%
Cirrus Logic	1.53%
Axis Capital Holdings	1.49%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Small Cap Value Series
(formerly, Delaware VIP Small Cap Value Series)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$53	1.04%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$1,662,050,370
Total number of portfolio holdings	107
Total advisory fees paid	$5,744,304
Portfolio turnover rate	10%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financial Services	24.52%
Industrials	15.94%
Consumer Discretionary	11.15%
Energy	9.22%
Technology	8.72%
Basic Industry	7.78%
Real Estate Investment Trusts	7.04%
Healthcare	3.89%
Utilities	3.73%
Consumer Staples	2.64%
Transportation	2.36%

Top 10 equity holdings
Stifel Financial	1.77%
MasTec	1.68%
Hancock Whitney	1.68%
Atkore	1.63%
Webster Financial	1.60%
East West Bancorp	1.58%
FNB	1.57%
ITT	1.55%
Cirrus Logic	1.53%
Axis Capital Holdings	1.49%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Total Return Series
(formerly, Delaware VIP Total Return Series)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$43	0.83%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$39,685,202
Total number of portfolio holdings	389
Total advisory fees paid	$83,714
Portfolio turnover rate	22%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.60%
US Treasury Obligations	21.86%
Exchange-Traded Funds	5.77%
Corporate Bonds	5.45%
Short-Term Investments	3.66%
Convertible Bonds	3.08%
Convertible Preferred Stock	0.70%
Agency Obligation	0.25%
Preferred Stock	0.18%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

Macquarie VIP Total Return Series
(formerly, Delaware VIP Total Return Series)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$58	1.13%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$39,685,202
Total number of portfolio holdings	389
Total advisory fees paid	$83,714
Portfolio turnover rate	22%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	58.60%
US Treasury Obligations	21.86%
Exchange-Traded Funds	5.77%
Corporate Bonds	5.45%
Short-Term Investments	3.66%
Convertible Bonds	3.08%
Convertible Preferred Stock	0.70%
Agency Obligation	0.25%
Preferred Stock	0.18%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523-1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3749041)

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Delaware VIP® Trust
Macquarie VIP Total Return Series
(Formerly, Delaware VIP Total Return Series)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
The Series is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
This material may be used in conjunction with the offering of shares in Macquarie VIP Total Return Series only if preceded or accompanied by the Series’ current prospectus or summary prospectus.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Obligation — 0.25%
Federal Home Loan Mortgage 5.60% 3/6/26	100,000	$ 99,960
Total Agency Obligation (cost $100,000)		99,960

Convertible Bonds — 3.08%
Basic Industry — 0.07%
Ivanhoe Mines 2.50% exercise price $9.03, maturity date 4/15/26	15,000	26,771
		26,771
Brokerage — 0.08%
WisdomTree 5.75% exercise price $9.54, maturity date 8/15/28	27,000	33,182
		33,182
Communications — 0.30%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	44,000	32,880
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	38,000	36,543
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	51,000	50,782
		120,205
Consumer Cyclical — 0.39%
Airbnb 4.399% exercise price $288.64, maturity date 3/15/26 ^	51,000	46,661
Cheesecake Factory 0.375% exercise price $73.03, maturity date 6/15/26	36,000	32,662
Ford Motor 0.00% exercise price $14.67, maturity date 3/15/26 ^	39,000	39,526
Uber Technologies 4.86% exercise price $80.84, maturity date 12/15/25 ^	32,000	34,384
		153,233
Consumer Non-Cyclical — 0.99%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	29,000	28,835
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	28,000	29,144
Chegg 5.936% exercise price $107.55, maturity date 9/1/26 ^	34,000	27,074
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	39,000	28,665
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	35,000	31,343
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Dexcom 0.25% exercise price $150.10, maturity date 11/15/25	30,000	$ 30,113
Integer Holdings 2.125% exercise price $87.20, maturity date 2/15/28	21,000	30,083
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	38,000	35,919
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	26,000	25,691
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	25,000	24,106
Lantheus Holdings 2.625% exercise price $79.81, maturity date 12/15/27	21,000	26,195
Pacira BioSciences 0.75% exercise price $71.78, maturity date 8/1/25	30,000	28,215
Post Holdings 2.50% exercise price $106.10, maturity date 8/15/27	42,000	46,263
		391,646
Electric — 0.34%
Duke Energy 4.125% exercise price $118.78, maturity date 4/15/26	34,000	34,070
FirstEnergy 4.00% exercise price $46.72, maturity date 5/1/26	31,000	30,814
Ormat Technologies 2.50% exercise price $90.27, maturity date 7/15/27	37,000	36,741
PG&E 144A 4.25% exercise price $23.18, maturity date 12/1/27 #	32,000	32,312
		133,937
Energy — 0.11%
Nabors Industries 1.75% exercise price $212.51, maturity date 6/15/29	62,000	45,198
		45,198
Financial Services — 0.09%
Repay Holdings 144A 4.648% exercise price $33.60, maturity date 2/1/26 #, ^	40,000	36,752
		36,752
Industrials — 0.01%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	25,000	3,828
		3,828

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Technology — 0.70%
Akamai Technologies 0.125% exercise price $95.10, maturity date 5/1/25	35,000	$ 36,853
Block 0.125% exercise price $121.00, maturity date 3/1/25	59,000	57,070
CSG Systems International 144A 3.875% exercise price $71.05, maturity date 9/15/28 #	39,000	36,328
Global Payments 144A 1.50% exercise price $156.96, maturity date 3/1/31 #	31,000	28,536
InterDigital 3.50% exercise price $77.50, maturity date 6/1/27	23,000	35,674
Semtech 1.625% exercise price $37.27, maturity date 11/1/27	36,000	38,034
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	76,000	45,182
		277,677
Total Convertible Bonds (cost $1,270,815)		1,222,429

Corporate Bonds — 5.45%
Automotive — 0.19%
Allison Transmission 144A 5.875% 6/1/29 #	15,000	14,806
Clarios Global 144A 8.50% 5/15/27 #	23,000	23,173
Garrett Motion Holdings 144A 7.75% 5/31/32 #	10,000	10,142
Goodyear Tire & Rubber 5.25% 7/15/31	20,000	18,227
Wand NewCo 3 144A 7.625% 1/30/32 #	10,000	10,336
		76,684
Basic Industry — 0.38%
Avient 144A 5.75% 5/15/25 #	12,000	11,978
Cleveland-Cliffs 144A 7.00% 3/15/32 #	20,000	19,799
CP Atlas Buyer 144A 7.00% 12/1/28 #	15,000	12,839
FMG Resources August 2006 144A 5.875% 4/15/30 #	20,000	19,560
NOVA Chemicals 144A 8.50% 11/15/28 #	5,000	5,312
Novelis 144A 4.75% 1/30/30 #	20,000	18,573
Olin 5.00% 2/1/30	15,000	14,187
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	25,000	23,037
Standard Industries 144A 3.375% 1/15/31 #	30,000	25,309
		150,594
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 0.42%
Bombardier
144A 6.00% 2/15/28 #	15,000	$ 14,844
144A 7.25% 7/1/31 #	5,000	5,140
144A 7.50% 2/1/29 #	8,000	8,298
144A 8.75% 11/15/30 #	5,000	5,410

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,000	9,800
Esab 144A 6.25% 4/15/29 #	15,000	15,109
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	30,000	30,637
144A 9.25% 4/15/27 #	10,000	10,019
Sealed Air
144A 5.00% 4/15/29 #	30,000	28,578
144A 6.50% 7/15/32 #	5,000	4,976

TransDigm 144A 6.625% 3/1/32 #	35,000	35,396
		168,207
Consumer Goods — 0.07%
Acushnet 144A 7.375% 10/15/28 #	9,000	9,334
Fiesta Purchaser 144A 7.875% 3/1/31 #	17,000	17,581
		26,915
Electric — 0.23%
Calpine
144A 4.50% 2/15/28 #	11,000	10,460
144A 5.00% 2/1/31 #	30,000	28,018
144A 5.25% 6/1/26 #	11,000	10,887
Vistra
144A 7.00% 12/15/26 #, μ, ψ	30,000	29,768
144A 8.00% 10/15/26 #, μ, ψ	10,000	10,094
		89,227
Energy — 0.93%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	30,000	29,341
144A 7.00% 11/1/26 #	15,000	15,026

Civitas Resources 144A 8.625% 11/1/30 #	15,000	16,096
EQM Midstream Partners
144A 4.75% 1/15/31 #	33,000	30,877
6.50% 7/15/48	10,000	10,103
Genesis Energy
7.75% 2/1/28	10,000	10,114
7.875% 5/15/32	5,000	5,051
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,000	19,333
144A 6.25% 4/15/32 #	10,000	9,624

Kodiak Gas Services 144A 7.25% 2/15/29 #	10,000	10,259

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Nabors Industries 144A 9.125% 1/31/30 #	10,000	$ 10,368
NGL Energy Operating 144A 8.375% 2/15/32 #	15,000	15,243
NuStar Logistics
5.625% 4/28/27	25,000	24,805
6.00% 6/1/26	10,000	9,991
Southwestern Energy
5.375% 2/1/29	5,000	4,863
5.375% 3/15/30	30,000	29,001

Sunoco 144A 7.25% 5/1/32 #	5,000	5,176
Transocean
144A 8.00% 2/1/27 #	16,000	15,957
144A 8.50% 5/15/31 #	10,000	10,012
USA Compression Partners
6.875% 9/1/27	17,000	17,050
144A 7.125% 3/15/29 #	5,000	5,042

Venture Global LNG 144A 8.375% 6/1/31 #	15,000	15,570
Vital Energy
144A 7.75% 7/31/29 #	15,000	15,131
144A 7.875% 4/15/32 #	5,000	5,087

Weatherford International 144A 8.625% 4/30/30 #	30,000	31,112
		370,232
Financial Services — 0.10%
Block 144A 6.50% 5/15/32 #	10,000	10,146
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	18,000	17,428
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	10,000	10,151
		37,725
Healthcare — 0.39%
Avantor Funding 144A 3.875% 11/1/29 #	15,000	13,652
CHS 144A 4.75% 2/15/31 #	25,000	19,679
DaVita
144A 3.75% 2/15/31 #	10,000	8,540
144A 4.625% 6/1/30 #	10,000	9,045

Legacy LifePoint Health 144A 4.375% 2/15/27 #	10,000	9,561
Medline Borrower
144A 3.875% 4/1/29 #	15,000	13,825
144A 5.25% 10/1/29 #	27,000	25,788

Surgery Center Holdings 144A 7.25% 4/15/32 #	15,000	15,171
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
4.375% 1/15/30	10,000	$ 9,277
6.125% 10/1/28	30,000	29,873
		154,411
Insurance — 0.27%
HUB International
144A 5.625% 12/1/29 #	15,000	14,200
144A 7.375% 1/31/32 #	15,000	15,220
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	20,000	20,876
144A 10.50% 12/15/30 #	30,000	32,245

Panther Escrow Issuer 144A 7.125% 6/1/31 #	15,000	15,183
USI 144A 7.50% 1/15/32 #	10,000	10,169
		107,893
Leisure — 0.59%
Boyd Gaming 144A 4.75% 6/15/31 #	45,000	40,815
Caesars Entertainment
144A 6.50% 2/15/32 #	10,000	10,056
144A 7.00% 2/15/30 #	28,000	28,625
Carnival
144A 5.75% 3/1/27 #	15,000	14,828
144A 6.00% 5/1/29 #	30,000	29,653

Light & Wonder International 144A 7.25% 11/15/29 #	20,000	20,442
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	40,000	39,517
144A 7.25% 1/15/30 #	10,000	10,360

Scientific Games Holdings 144A 6.625% 3/1/30 #	25,000	24,387
Six Flags Entertainment 144A 6.625% 5/1/32 #	15,000	15,253
		233,936
Media — 0.45%
AMC Networks 4.25% 2/15/29	20,000	13,515
CCO Holdings
4.50% 5/1/32	55,000	44,335
144A 5.375% 6/1/29 #	25,000	22,767

CMG Media 144A 8.875% 12/15/27 #	30,000	17,185
Cumulus Media New Holdings 144A 8.00% 7/1/29 #	34,840	14,881
Directv Financing 144A 5.875% 8/15/27 #	20,000	18,828
Gray Television 144A 5.375% 11/15/31 #	35,000	19,869

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

Sirius XM Radio 144A 4.00% 7/15/28 #	30,000	$ 27,128
		178,508
Real Estate — 0.11%
Iron Mountain 144A 5.25% 3/15/28 #	45,000	43,580
		43,580
Retail — 0.28%
Asbury Automotive Group
144A 4.625% 11/15/29 #	5,000	4,627
4.75% 3/1/30	10,000	9,279
Bath & Body Works
6.875% 11/1/35	30,000	30,286
6.95% 3/1/33	9,000	8,770

Murphy Oil USA 144A 3.75% 2/15/31 #	50,000	44,083
Victra Holdings 144A 7.75% 2/15/26 #	14,000	13,936
		110,981
Services — 0.40%
GFL Environmental 144A 6.75% 1/15/31 #	10,000	10,214
Prime Security Services Borrower 144A 5.75% 4/15/26 #	50,000	49,662
Staples 144A 10.75% 9/1/29 #	10,000	9,516
United Rentals North America 3.875% 2/15/31	56,000	50,011
White Cap Buyer 144A 6.875% 10/15/28 #	27,000	26,078
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	10,000	10,009
Wrangler Holdco 144A 6.625% 4/1/32 #	5,000	4,982
		160,472
Technology & Electronics — 0.40%
Cloud Software Group 144A 6.50% 3/31/29 #	25,000	24,027
CommScope Technologies 144A 6.00% 6/15/25 #	12,000	9,792
Entegris 144A 5.95% 6/15/30 #	25,000	24,768
Seagate HDD Cayman
5.75% 12/1/34	8,000	7,773
8.25% 12/15/29	10,000	10,733

Sensata Technologies 144A 4.00% 4/15/29 #	10,000	9,189
SS&C Technologies 144A 5.50% 9/30/27 #	30,000	29,561
UKG 144A 6.875% 2/1/31 #	40,000	40,530
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)

Zebra Technologies 144A 6.50% 6/1/32 #	3,000	$ 3,036
		159,409
Telecommunications — 0.20%
Consolidated Communications
144A 5.00% 10/1/28 #	10,000	8,282
144A 6.50% 10/1/28 #	20,000	17,142
Frontier Communications Holdings
144A 6.00% 1/15/30 #	17,000	14,814
144A 6.75% 5/1/29 #	15,000	13,774
144A 5.875% 10/15/27 #	24,000	23,455
		77,467
Transportation — 0.04%
Genesee & Wyoming 144A 6.25% 4/15/32 #	15,000	14,963
		14,963
Total Corporate Bonds (cost $2,533,706)		2,161,204

US Treasury Obligations — 21.86%
US Treasury Bonds
1.125% 5/15/40	210,000	129,306
1.375% 8/15/50	260,000	133,103
1.875% 2/15/51	115,000	67,181
2.25% 8/15/49	155,000	100,211
2.375% 2/15/42	495,000	360,499
2.50% 5/15/46	225,000	158,203
2.875% 5/15/49	330,000	243,833
3.00% 11/15/45	155,000	120,064
3.00% 8/15/52	5,000	3,762
3.375% 11/15/48	195,000	158,415
3.875% 2/15/43	190,000	171,802
4.375% 5/15/41	110,000	107,907
4.50% 5/15/38	20,000	20,201
5.00% 5/15/37	5,000	5,311
US Treasury Notes
0.625% 5/15/30	105,000	84,898
1.00% 12/15/24	1,735,000	1,701,643
1.125% 2/15/31	130,000	106,341
1.875% 2/15/32	835,000	701,074
2.75% 2/15/28	220,000	207,457
2.875% 8/15/28	95,000	89,521
3.25% 6/30/29	1,440,000	1,368,253
3.875% 1/15/26	1,895,000	1,866,760
3.875% 11/30/29	585,000	571,518
4.125% 3/31/31	200,000	197,406
Total US Treasury Obligations (cost $8,449,335)		8,674,669

	Number of shares	Value (US $)
Common Stocks — 58.60%
Communication Services — 3.50%
Alphabet Class A	740	$ 134,791
Alphabet Class C	695	127,477
AT&T	9,524	182,004
Interpublic Group	1,467	42,675
KDDI	800	21,152
Meta Platforms Class A	571	287,910
Publicis Groupe	381	40,550
Verizon Communications	9,694	399,781
Walt Disney	1,542	153,105
		1,389,445
Consumer Discretionary — 5.77%
adidas	247	58,989
Amadeus IT Group	1,245	82,853
Bath & Body Works	3,629	141,712
Best Buy	2,228	187,798
eBay	1,482	79,613
Genuine Parts	1,042	144,129
H & M Hennes & Mauritz Class B	2,046	32,363
Home Depot	879	302,587
Kering	87	31,539
Lowe's	700	154,322
LVMH Moet Hennessy Louis Vuitton	59	45,090
NIKE Class B	1,198	90,293
PulteGroup	1,679	184,858
Ross Stores	1,152	167,409
Sodexo	740	66,570
Starbucks	969	75,437
Swatch Group	121	24,787
TJX	3,820	420,582
		2,290,931
Consumer Staples — 4.46%
Altria Group	4,836	220,280
Anheuser-Busch InBev	1,137	65,900
Asahi Group Holdings	500	17,636
Cal-Maine Foods	2,584	157,908
Conagra Brands	5,600	159,152
Danone	1,093	66,815
Diageo	2,989	94,063
Dollar Tree †	1,200	128,124
Essity Class B	1,413	36,182
Hershey	823	151,292
Kao	1,400	56,769
Koninklijke Ahold Delhaize	3,778	111,631
Nestle	798	81,465
Philip Morris International	2,412	244,408
Seven & i Holdings	1,500	18,273
Unilever	1,982	108,862
Vector Group	4,720	49,891
		1,768,651
	Number of shares	Value (US $)
Common Stocks (continued)
Energy — 2.88%
APA	3,290	$ 96,857
Chevron	1,927	301,421
Coterra Energy	4,413	117,695
EOG Resources	795	100,067
Exxon Mobil	4,218	485,576
Marathon Petroleum	229	39,727
		1,141,343
Financials — 9.79%
Allstate	1,000	159,660
Ally Financial	2,689	106,673
American Financial Group	1,403	172,597
Ameriprise Financial	437	186,682
Artisan Partners Asset Management Class A	1,793	73,997
Bank of New York Mellon	2,896	173,442
BlackRock	276	217,300
Blackstone	1,117	138,285
Citizens Financial Group	5,303	191,067
Corebridge Financial	6,414	186,776
Fidelity National Financial	2,364	116,829
Fidelity National Information Services	2,364	178,151
Fifth Third Bancorp	2,967	108,266
KeyCorp	12,263	174,257
MetLife	2,727	191,408
PNC Financial Services Group	586	91,111
Principal Financial Group	2,336	183,259
Prudential Financial	1,826	213,989
Regions Financial	2,570	51,503
State Street	1,574	116,476
Synchrony Financial	4,197	198,056
Travelers	814	165,519
Truist Financial	4,700	182,595
US Bancorp	4,000	158,800
Western Union	12,315	150,489
		3,887,187
Healthcare — 6.57%
AbbVie	1,640	281,293
Baxter International	4,000	133,800
Bristol-Myers Squibb	2,797	116,159
Cardinal Health	1,530	150,430
Cencora	787	177,311
Cigna Group	500	165,285
CVS Health	2,300	135,838
Eli Lilly & Co.	25	22,634
Gilead Sciences	2,188	150,119
Hologic †	2,342	173,893
Johnson & Johnson	1,100	160,776
McKesson	222	129,657

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Merck & Co.	3,518	$ 435,528
Novo Nordisk Class B	366	52,851
Pfizer	3,916	109,570
Roche Holding	288	79,978
SIGA Technologies	6,675	50,663
Smith & Nephew	6,607	81,899
		2,607,684
Industrials — 4.38%
Dover	941	169,804
DSV	118	18,080
Expeditors International of Washington	1,227	153,117
Honeywell International	836	178,519
Intertek Group	980	59,389
Jacobs Solutions	1,192	166,534
Knorr-Bremse	587	44,823
Kone Class B	913	45,066
Lockheed Martin	152	70,999
Makita	2,100	57,065
Masco	2,514	167,608
Northrop Grumman	380	165,661
Otis Worldwide	1,651	158,925
Paychex	1,486	176,180
Pluxee †	700	19,638
Securitas Class B	8,664	85,994
		1,737,402
Information Technology — 16.79%
Accenture Class A	473	143,513
Apple	5,112	1,076,689
Applied Materials	881	207,907
Broadcom	251	402,988
Cisco Systems	7,263	345,065
Cognizant Technology Solutions Class A	2,278	154,904
Dell Technologies Class C	1,392	191,971
HP	5,443	190,614
KLA	86	70,908
Lam Research	245	260,888
Microsoft	2,628	1,174,585
Monolithic Power Systems	257	211,172
Motorola Solutions	450	173,723
NetApp	1,604	206,595
NVIDIA	9,463	1,169,059
Oracle	1,300	183,560
QUALCOMM	1,274	253,755
SAP	412	83,622
Teledyne Technologies †	415	161,012
		6,662,530
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 1.00%
Air Liquide	447	$ 77,138
Dow	2,705	143,500
DuPont de Nemours	2,200	177,078
		397,716
Real Estate — 0.52%
Equity Residential	2,968	205,801
		205,801
REIT Diversified — 0.16%
Gaming and Leisure Properties	485	21,927
VICI Properties	1,477	42,301
Vornado Realty Trust	24	631
		64,859
REIT Healthcare — 0.30%
Alexandria Real Estate Equities	201	23,511
CareTrust REIT	277	6,953
Community Healthcare Trust	17	398
Healthpeak Properties	206	4,037
Medical Properties Trust	406	1,750
Ventas	370	18,966
Welltower	591	61,612
		117,227
REIT Industrial — 0.27%
Plymouth Industrial REIT	87	1,860
Prologis	808	90,746
Rexford Industrial Realty	247	11,014
Terreno Realty	66	3,906
		107,526
REIT Information Technology — 0.29%
Digital Realty Trust	264	40,141
Equinix	98	74,147
		114,288
REIT Lodging — 0.17%
Apple Hospitality REIT	719	10,454
Chatham Lodging Trust	903	7,694
Host Hotels & Resorts	1,184	21,288
Park Hotels & Resorts	432	6,471
RLJ Lodging Trust	192	1,849
Ryman Hospitality Properties	178	17,775
Sunstone Hotel Investors	312	3,264
Xenia Hotels & Resorts	45	645
		69,440
REIT Mall — 0.12%
Simon Property Group	317	48,121
		48,121
REIT Manufactured Housing — 0.06%
Equity LifeStyle Properties	166	10,811

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Manufactured Housing (continued)
Sun Communities	96	$ 11,553
		22,364
REIT Multifamily — 0.25%
American Homes 4 Rent Class A	374	13,898
AvalonBay Communities	148	30,620
Camden Property Trust	165	18,003
Essex Property Trust	82	22,320
Mid-America Apartment Communities	113	16,115
		100,956
REIT Office — 0.06%
BXP	86	5,294
Cousins Properties	461	10,672
Piedmont Office Realty Trust Class A	1,016	7,366
		23,332
REIT Self-Storage — 0.23%
CubeSmart	379	17,120
Extra Space Storage	164	25,487
Public Storage	166	47,750
		90,357
REIT Shopping Center — 0.24%
Agree Realty	138	8,548
Brixmor Property Group	1,096	25,307
Kimco Realty	966	18,798
Kite Realty Group Trust	273	6,110
Phillips Edison & Co.	69	2,257
Regency Centers	220	13,684
Retail Opportunity Investments	269	3,344
SITE Centers	486	7,047
Tanger	298	8,079
Urban Edge Properties	29	535
		93,709
REIT Single Tenant — 0.11%
Alexander's	2	450
Broadstone Net Lease	186	2,952
Orion Office REIT	130	467
Realty Income	774	40,882
		44,751
REIT Specialty — 0.25%
EPR Properties	137	5,751
Essential Properties Realty Trust	335	9,283
Innovative Industrial Properties	31	3,386
Invitation Homes	810	29,071
Iron Mountain	413	37,013
Lamar Advertising Class A	73	8,725
Outfront Media	469	6,707
		99,936
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.43%
Duke Energy	1,700	$ 170,391
		170,391
Total Common Stocks (cost $19,108,284)		23,255,947

Convertible Preferred Stock — 0.70%
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	702	35,774
Apollo Global Management 6.75% exercise price $98.97, maturity date 7/31/26	772	50,651
Bank of America 7.25% exercise price $50.00 ω	27	32,296
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	914	43,269
NextEra Energy 7.299% exercise price $90.38, maturity date 6/1/27	791	39,147
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	349	42,679
Wells Fargo & Co. 7.50% exercise price $156.71 ω	27	32,102
Total Convertible Preferred Stock (cost $267,267)		275,918

Preferred Stock — 0.18%
Henkel AG & Co. 2.22% ω	820	73,082
Total Preferred Stock (cost $66,581)		73,082

Exchange-Traded Funds — 5.77%
iShares Core MSCI Europe ETF	12,211	695,417
iShares Latin America 40 ETF	8,691	215,189
iShares MSCI China ETF	7,343	309,654
iShares MSCI Emerging Markets Asia ETF	5,107	370,155
Vanguard S&P 500 ETF	1,400	700,182
Total Exchange-Traded Funds (cost $2,331,357)		2,290,597

Short-Term Investments — 3.66%
Money Market Mutual Funds — 3.66%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	363,509	363,509
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	363,509	363,509

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	363,509	$ 363,509
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	363,509	363,509
Total Short-Term Investments (cost $1,454,036)		1,454,036
Total Value of Securities—99.55% (cost $35,581,381)		$39,507,842

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $1,978,259, which represents 4.98% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

The following futures contracts were outstanding at June 30, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
8	US Treasury 5 yr Notes	$852,625	$846,706	9/30/24	$5,919	$(875)
3	US Treasury 10 yr Notes	329,953	327,062	9/19/24	2,891	(797)
Total Futures Contracts			$1,173,768		$8,810	$(1,672)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
AG – Aktiengesellschaft
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Total Return Series
June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$39,507,842
Foreign currencies, at valueΔ	3
Cash	60,139
Cash collateral due from brokers	18,040
Dividends and interest receivable	164,422
Receivable for securities sold	14,154
Foreign tax reclaims receivable	12,444
Receivable for series shares sold	2,897
Prepaid expenses	531
Other assets	382
Total Assets	39,780,854
Liabilities:
Other accrued expenses	66,095
Payable for series shares redeemed	14,173
Investment management fees payable to affiliates	13,709
Variation margin due to broker on futures contracts	1,672
Distribution fees payable to affiliates	3
Total Liabilities	95,652
Total Net Assets	$39,685,202

Net Assets Consist of:
Paid-in capital	$34,144,605
Total distributable earnings (loss)	5,540,597
Total Net Assets	$39,685,202

Net Asset Value

Standard Class:
Net assets	$39,672,333
Shares of beneficial interest outstanding, unlimited authorization, no par	3,075,434
Net asset value per share	$12.90

Service Class:
Net assets	$12,869
Shares of beneficial interest outstanding, unlimited authorization, no par	1,002
Net asset value per share	$12.84
*Investments, at cost	$35,581,381
ΔForeign currencies, at cost	3
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
Six months ended June 30, 2024 (Unaudited)
Investment Income:
Interest	$558,912
Dividends	350,297
Foreign tax withheld	(4,487)
904,722

Expenses:
Management fees	130,670
Distribution expenses — Service Class	18
Audit and tax fees	24,953
Accounting and administration expenses	23,353
Reports and statements to shareholders expenses	4,892
Custodian fees	3,221
Legal fees	2,699
Dividend disbursing and transfer agent fees and expenses	1,920
Trustees’ fees	956
Other	21,149
213,831
Less expenses waived	(46,956)
Less expenses paid indirectly	(1)
Total operating expenses	166,874
Net Investment Income (Loss)	737,848

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,372,303
Foreign currencies	(513)
Futures contracts	(8,518)
Options written	247
Net realized gain (loss)	1,363,519
Net change in unrealized appreciation (depreciation) on:
Investments	475,908
Foreign currencies	(774)
Futures contracts	(22,423)
Net change in unrealized appreciation (depreciation)	452,711
Net Realized and Unrealized Gain (Loss)	1,816,230
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,554,078
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Total Return Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase in Net Assets from Operations:
Net investment income (loss)	$737,848	$1,015,779
Net realized gain (loss)	1,363,519	223,139
Net change in unrealized appreciation (depreciation)	452,711	3,702,832
Net increase (decrease) in net assets resulting from operations	2,554,078	4,941,750

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,192,454)	(1,102,661)
Service Class	(357)	(252)
	(1,192,811)	(1,102,913)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	281,980	4,495,391

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,192,454	1,102,661
Service Class	357	252
	1,474,791	5,598,304
Cost of shares redeemed:
Standard Class	(4,543,713)	(9,583,016)
Decrease in net assets derived from capital share transactions	(3,068,922)	(3,984,712)
Net Decrease in Net Assets	(1,707,655)	(145,875)

Net Assets:
Beginning of period	41,392,857	41,538,732
End of period	$39,685,202	$41,392,857
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Total Return Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
Net asset value, beginning of period	$12.49	$11.38	$14.29	$12.56	$14.29	$12.50

Income (loss) from investment operations:
Net investment income[3]	0.23	0.29	0.12	0.21	0.24	0.22
Net realized and unrealized gain (loss)	0.57	1.12	(1.55)	1.82	(0.44)	2.08
Total from investment operations	0.80	1.41	(1.43)	2.03	(0.20)	2.30

Less dividends and distributions from:
Net investment income	(0.35)	(0.25)	(0.28)	(0.30)	(0.27)	(0.26)
Net realized gain	(0.04)	(0.05)	(1.20)	—	(1.26)	(0.25)
Total dividends and distributions	(0.39)	(0.30)	(1.48)	(0.30)	(1.53)	(0.51)

Net asset value, end of period	$12.90	$12.49	$11.38	$14.29	$12.56	$14.29

Total return[4]	6.51%	12.63%	(10.56%)	16.37%	0.91%	18.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,672	$41,381	$41,528	$56,077	$54,281	$58,637
Ratio of expenses to average net assets[5]	0.83%	0.83%	0.84%	0.86%	0.86%	0.93%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%	0.97%	1.03%	0.96%	1.06%	0.99%
Ratio of net investment income to average net assets	3.68%	2.44%	0.96%	1.56%	2.01%	1.63%
Ratio of net investment income to average net assets prior to fees waived	3.45%	2.30%	0.77%	1.46%	1.81%	1.57%
Portfolio turnover	22%	56%	55%	95%	87%	150%[6]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Total Return Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Total Return Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Total Return Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[2] (Unaudited)	Year ended				10/31/19[1] to 12/31/19
		12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.44	$11.33	$14.23	$12.52	$14.29	$13.79

Income (loss) from investment operations:
Net investment income[3]	0.21	0.25	0.08	0.17	0.20	0.04
Net realized and unrealized gain (loss)	0.56	1.13	(1.54)	1.81	(0.44)	0.46
Total from investment operations	0.77	1.38	(1.46)	1.98	(0.24)	0.50

Less dividends and distributions from:
Net investment income	(0.33)	(0.22)	(0.24)	(0.27)	(0.27)	—
Net realized gain	(0.04)	(0.05)	(1.20)	—	(1.26)	—
Total dividends and distributions	(0.37)	(0.27)	(1.44)	(0.27)	(1.53)	—

Net asset value, end of period	$12.84	$12.44	$11.33	$14.23	$12.52	$14.29

Total return[4]	6.30%	12.35%	(10.82%)	15.96%	0.54%	3.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$11	$12	$10	$10
Ratio of expenses to average net assets[5]	1.13%	1.13%	1.14%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.36%	1.29%	1.33%	1.25%	1.36%	1.50%
Ratio of net investment income to average net assets	3.38%	2.16%	0.70%	1.26%	1.71%	1.79%
Ratio of net investment income to average net assets prior to fees waived	3.15%	2.00%	0.51%	1.17%	1.51%	1.45%
Portfolio turnover	22%	56%	55%	95%	87%	150%[6,7]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
June 30, 2024 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Total Return Series (formerly, Delaware VIP Total Return Series) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Series may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes  —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments —  The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
1. Significant Accounting Policies (continued)
recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.83%	1.13%
Macquarie Investment Management Austria Kapitalanlage AG is primarily responsible for the day-to-day management of the Series’ portfolio and determines its asset allocation.
DMC may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). DMC may also permit MIMGL to execute Series equity security trades on behalf of DMC. DMC may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and DMC may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Series paid $2,886 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Series paid $1,508 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2024, the Series paid $570 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2024, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$6,716,640
Purchases of US government securities	1,923,073
Sales other than US government securities	12,820,965
Sales of US government securities	1,103,685
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$35,634,881
Aggregate unrealized appreciation of investments and derivatives	$5,396,695
Aggregate unrealized depreciation of investments and derivatives	(1,514,924)
Net unrealized depreciation of investments and derivatives	$3,881,771
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Total
Securities
Assets:
Agency Obligation	$—	$99,960	$99,960
Common Stocks	23,255,947	—	23,255,947
Convertible Bonds	—	1,222,429	1,222,429
Convertible Preferred Stock	275,918	—	275,918
Corporate Bonds	—	2,161,204	2,161,204

	Level 1	Level 2	Total
Exchange-Traded Funds	$2,290,597	$—	$2,290,597
Preferred Stock	73,082	—	73,082
US Treasury Obligations	—	8,674,669	8,674,669
Short-Term Investments	1,454,036	—	1,454,036
Total Value of Securities	$27,349,580	$12,158,262	$39,507,842

Derivatives[1]
Assets:
Futures Contracts	$8,810	$—	$8,810

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2024, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Standard Class	22,165	388,836

Shares issued upon reinvestment of dividends and distributions:
Standard Class	96,633	96,471
Service Class	29	22
	118,827	485,329
Shares redeemed:
Standard Class	(356,537)	(821,638)
Net decrease	(237,710)	(336,309)
5. Line of Credit
The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2024, the Series posted $18,040 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended June 30, 2024, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts — The Series may enter into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at June 30, 2024.
During the six months ended June 30, 2024, the Series entered into option contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

Fair values of derivative instruments as of June 30, 2024 were as follows:
Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$8,810
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Series’ “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Futures Contracts	Options Written	Total
Interest rate contracts	$(8,518)	$247	$(8,271)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(22,423)
The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2024:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	1,121,507	—
Options contracts (average value)*	—	14
*Long represents purchased options and short represents written options.
7. Securities Lending
The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Total Return Series
7. Securities Lending (continued)
result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
8. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2024. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statement of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
(continues)

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Total Return Series
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized
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This page is not part of the Financial statements and other information.        i

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
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Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

ii        This page is not part of the Financial statements and other information.

(3749041)
SA-VIPTR-0824

Delaware VIP® Trust
Macquarie VIP Emerging Markets Series
(formerly, Delaware VIP Emerging Markets Series)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
The Series is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
This material may be used in conjunction with the offering of shares in Macquarie VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus or summary prospectus.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.32%Δ
Argentina − 0.85%
Cablevision Holding GDR †	262,838	$ 947,698
Cresud ADR	294,024	2,416,877
Grupo Clarin GDR Class B 144A #, †	77,680	235,825
IRSA Inversiones y Representaciones ADR	217,822	1,951,685
		5,552,085
Bahrain − 0.22%
Aluminium Bahrain GDR 144A #	91,200	1,439,364
		1,439,364
Brazil − 4.64%
Banco Bradesco ADR	1,749,871	3,919,711
Banco Santander Brasil ADR	153,366	757,628
BRF ADR †	788,900	3,210,823
Itau Unibanco Holding ADR	1,155,625	6,748,850
Petroleo Brasileiro ADR	285,509	3,894,343
Rumo	217,473	803,352
Telefonica Brasil ADR	339,260	2,785,325
TIM ADR	155,003	2,219,643
Vale	149,527	1,667,236
Vale ADR	363,623	4,061,669
XP Class A	24,226	426,135
		30,494,715
Chile − 0.62%
Sociedad Quimica y Minera de Chile ADR	100,000	4,075,000
		4,075,000
China − 15.52%
Alibaba Group Holding	959,100	8,658,742
Alibaba Group Holding ADR	143,800	10,353,600
ANTA Sports Products	152,400	1,463,686
Baidu ADR †	54,219	4,688,859
BeiGene †	167,800	1,852,256
DiDi Global ADR †	81,500	337,410
Hengan International Group	330,500	1,007,280
Innovent Biologics 144A #, †	314,000	1,479,719
iQIYI ADR †	59,542	218,519
JD.com ADR	253,800	6,558,192
Joinn Laboratories China Class H 144A #	13,445	12,913
Kunlun Energy	3,360,900	3,486,121
Kweichow Moutai Class A	39,113	7,898,931
Meituan Class B 144A #, †	75,390	1,072,580
New Oriental Education & Technology Group ADR †	16,190	1,258,449
Shenzhen Mindray Bio-Medical Electronics Class A	76,600	3,066,825
Sohu.com ADR †	426,954	5,943,200
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
TAL Education Group ADR †	50,701	$ 540,980
Tencent Holdings	374,900	17,878,328
Tencent Music Entertainment Group ADR	159	2,234
Tianjin Development Holdings	35,950	8,148
Tingyi Cayman Islands Holding	1,582,000	1,906,329
Trip.com Group ADR †	120,588	5,667,636
Tsingtao Brewery Class H	797,429	5,320,244
Uni-President China Holdings	2,800,000	2,556,521
Weibo Class A	65,500	510,811
Weibo ADR	40,000	307,200
Wuliangye Yibin Class A	451,092	7,948,998
		102,004,711
India − 15.77%
HCL Technologies	312,400	5,468,194
HDFC Bank	664,360	13,415,073
Indiabulls Real Estate GDR †	44,628	77,634
Infosys	285,200	5,358,562
Jio Financial Services †	859,880	3,693,192
Natco Pharma	185,519	2,595,987
Reliance Industries	859,880	32,284,363
Reliance Industries GDR 144A #	440,657	32,873,012
Sify Technologies ADR †	91,200	41,222
Tata Consultancy Services	150,341	7,038,870
Zee Entertainment Enterprises †	450,000	819,134
		103,665,243
Indonesia − 1.05%
Astra International	17,390,600	4,736,615
Unilever Indonesia	11,564,600	2,132,830
		6,869,445
Malaysia − 0.60%
Public Bank	3,376,000	2,876,846
UEM Sunrise	4,748,132	1,087,013
		3,963,859
Mexico − 3.89%
America Movil ADR	209,432	3,560,344
Becle	925,950	1,670,202
Cemex ADR	469,537	3,000,341
Coca-Cola Femsa ADR	68,784	5,904,419
Fomento Economico Mexicano ADR	19,186	2,065,373
Grupo Financiero Banorte Class O	919,086	7,152,745
Grupo Televisa ADR	656,458	1,818,389
Ollamani SAB †	164,114	373,977
Sitios Latinoamerica †	162,815	38,089
		25,583,879
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Peru − 1.13%
Cia de Minas Buenaventura ADR	138,305	$ 2,344,270
Credicorp	31,531	5,086,896
		7,431,166
Russia − 0.00%
EL5-ENERO PJSC =, †	755,050	0
Gazprom PJSC =, †	2,087,800	0
Rosneft Oil PJSC =	1,449,104	0
Sberbank of Russia PJSC =, †	2,058,929	0
Surgutneftegas PJSC ADR =, †	294,652	0
T Plus PJSC =, †	25,634	0
VK GDR =, †	71,300	0
		0
Saudi Arabia − 0.44%
Saudi Arabian Oil 144A #	390,269	2,881,558
		2,881,558
South Africa − 0.00%
Tongaat Hulett =, †	182,915	0
		0
South Korea − 26.57%
Fila Holdings	67,360	1,962,322
LG Uplus	250,922	1,790,086
Samsung C&T	7,594	783,398
Samsung Electronics	671,359	39,749,915
Samsung Life Insurance	66,026	4,245,043
SK Hynix †	360,000	61,852,525
SK Square †	714,613	51,915,220
SK Telecom	79,405	2,970,837
SK Telecom ADR	447,316	9,362,324
		174,631,670
Taiwan − 22.52%
MediaTek	871,000	37,587,658
Taiwan Semiconductor Manufacturing	3,706,864	110,378,084
		147,965,742
Turkey − 3.01%
Akbank	6,643,734	13,031,218
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	33,592
Turkcell Iletisim Hizmetleri	677,165	2,086,153
Turkiye Sise ve Cam Fabrikalari	3,008,750	4,625,338
		19,776,301
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 0.49%
Griffin Mining †	1,642,873	$ 3,218,972
		3,218,972
Total Common Stocks (cost $490,707,200)		639,553,710

Convertible Preferred Stock – 0.04%Δ
South Korea − 0.04%
CJ 3.57% ω	4,204	262,960
Total Convertible Preferred Stock (cost $470,722)		262,960

Preferred Stocks – 3.94%Δ
Brazil − 0.24%
Centrais Eletricas Brasileiras Class B 4.43% ω	216,779	1,556,593
		1,556,593
Russia − 0.00%
Transneft PJSC =, ω	360,600	0
		0
South Korea − 3.70%
CJ 5.18% ω	28,030	1,223,831
Samsung Electronics 1.68% ω	499,750	23,090,519
		24,314,350
Total Preferred Stocks (cost $11,306,065)		25,870,943

Rights – 0.10%Δ
Brazil − 0.10%
AES Brasil Energia	312,339	636,400
Total Rights (cost $946,490)		636,400

Warrants – 0.06%Δ
Argentina − 0.06%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26 †	594,450	429,788
Total Warrants (cost $0)		429,788

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	100,339	0

2

	Number ofshares	Value (US $)

Participation Notes (continued)
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	$ 0
Total Participation Notes (cost $4,952,197)		0
Total Value of Securities−101.46% (cost $508,382,674)		$666,753,801
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $39,994,971, which represents 6.09% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$666,753,801
Foreign currencies, at valueΔ	653,121
Dividends receivable	2,068,222
Receivable for securities sold	218,237
Prepaid expenses	6,862
Receivable for series shares sold	5,643
Foreign tax reclaims receivable	14
Other assets	4,951
Total Assets	669,710,851
Liabilities:
Due to custodian	4,922,724
Payable for series shares redeemed	3,381,750
Accrued capital gains taxes on appreciated securities	3,276,170
Investment management fees payable to affiliates	581,303
Other accrued expenses	310,111
Distribution fees payable to affiliates	64,542
Total Liabilities	12,536,600
Total Net Assets	$657,174,251

Net Assets Consist of:
Paid-in capital	$501,477,382
Total distributable earnings (loss)	155,696,869
Total Net Assets	$657,174,251

Net Asset Value

Standard Class:
Net assets	$392,082,874
Shares of beneficial interest outstanding, unlimited authorization, no par	15,711,910
Net asset value per share	$24.95

Service Class:
Net assets	$265,091,377
Shares of beneficial interest outstanding, unlimited authorization, no par	10,623,252
Net asset value per share	$24.95
*Investments, at cost	$508,382,674
ΔForeign currencies, at cost	650,401
See accompanying notes, which are an integral part of the financial statements.
    4

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
Six months ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$9,176,170
Foreign tax withheld	(933,795)
8,242,375

Expenses:
Management fees	3,860,017
Distribution expenses — Service Class	383,147
Custodian fees	106,980
Accounting and administration expenses	72,842
Legal fees	26,574
Dividend disbursing and transfer agent fees and expenses	23,399
Audit and tax fees	17,969
Trustees’ fees	13,843
Reports and statements to shareholders expenses	10,248
Other	10,363
4,525,382
Less expenses waived	(468,933)
Less expenses paid indirectly	(3)
Total operating expenses	4,056,446
Net Investment Income (Loss)	4,185,929

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	13,387,871
Foreign currencies	(22,609)
Net realized gain (loss)	13,365,262
Net change in unrealized appreciation (depreciation) on:
Investments[2]	79,821,528
Foreign currencies	(6,983)
Net change in unrealized appreciation (depreciation)	79,814,545
Net Realized and Unrealized Gain (Loss)	93,179,807
Net Increase (Decrease) in Net Assets Resulting from Operations	$97,365,736
[1]	Includes $(1,049) capital gains taxes paid.
[2]	Includes $(3,276,170) capital gains taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
    5

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Emerging Markets Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,185,929	$14,238,982
Net realized gain (loss)	13,365,262	(7,553,339)
Net change in unrealized appreciation (depreciation)	79,814,545	67,602,030
Net increase (decrease) in net assets resulting from operations	97,365,736	74,287,673

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(9,786,518)	(4,852,337)
Service Class	(5,679,926)	(3,223,464)
	(15,466,444)	(8,075,801)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	51,755,809	42,768,317
Service Class	4,119,970	10,293,004

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	9,786,518	4,852,337
Service Class	5,679,926	3,223,464
	71,342,223	61,137,122
Cost of shares redeemed:
Standard Class	(69,858,936)	(27,505,516)
Service Class	(32,372,565)	(40,859,375)
	(102,231,501)	(68,364,891)
Decrease in net assets derived from capital share transactions	(30,889,278)	(7,227,769)
Net Increase in Net Assets	51,010,014	58,984,103

Net Assets:
Beginning of period	606,164,237	547,180,134
End of period	$657,174,251	$606,164,237
See accompanying notes, which are an integral part of the financial statements.
    6

Financial highlights
Macquarie VIP Emerging Markets Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$22.05	$19.70	$28.37	$29.42	$24.27	$20.36

Income (loss) from investment operations:
Net investment income[2]	0.17	0.54	0.35	1.00	0.10	0.19
Net realized and unrealized gain (loss)	3.35	2.14	(8.06)	(1.81)	5.65	4.35
Total from investment operations	3.52	2.68	(7.71)	(0.81)	5.75	4.54

Less dividends and distributions from:
Net investment income	(0.62)	(0.33)	(0.96)	(0.10)	(0.18)	(0.15)
Net realized gain	—	—	—	(0.14)	(0.42)	(0.48)
Total dividends and distributions	(0.62)	(0.33)	(0.96)	(0.24)	(0.60)	(0.63)

Net asset value, end of period	$24.95	$22.05	$19.70	$28.37	$29.42	$24.27

Total return[3]	16.27%	13.79%	(27.58%)	(2.84%)	25.09%	22.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$392,083	$351,600	$294,244	$377,296	$339,348	$328,524
Ratio of expenses to average net assets[4]	1.18%	1.18%	1.20%	1.25%	1.28%	1.30%
Ratio of expenses to average net assets prior to fees waived[4]	1.33%	1.30%	1.41%	1.34%	1.36%	1.34%
Ratio of net investment income to average net assets	1.47%	2.62%	1.59%	3.34%	0.44%	0.86%
Ratio of net investment income to average net assets prior to fees waived	1.32%	2.50%	1.38%	3.25%	0.36%	0.82%
Portfolio turnover	7%	4%	2%	2%	3%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    7

Financial highlights
Macquarie VIP Emerging Markets Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$21.98	$19.63	$28.25	$29.31	$24.17	$20.28

Income (loss) from investment operations:
Net investment income[2]	0.13	0.48	0.28	0.90	0.03	0.12
Net realized and unrealized gain (loss)	3.36	2.13	(8.03)	(1.80)	5.64	4.34
Total from investment operations	3.49	2.61	(7.75)	(0.90)	5.67	4.46

Less dividends and distributions from:
Net investment income	(0.52)	(0.26)	(0.87)	(0.02)	(0.11)	(0.09)
Net realized gain	—	—	—	(0.14)	(0.42)	(0.48)
Total dividends and distributions	(0.52)	(0.26)	(0.87)	(0.16)	(0.53)	(0.57)

Net asset value, end of period	$24.95	$21.98	$19.63	$28.25	$29.31	$24.17

Total return[3]	16.13%	13.45%	(27.81%)	(3.13%)	24.69%	22.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$265,091	$254,564	$252,936	$360,332	$379,331	$358,165
Ratio of expenses to average net assets[4]	1.48%	1.48%	1.50%	1.55%	1.58%	1.60%
Ratio of expenses to average net assets prior to fees waived[4]	1.63%	1.60%	1.71%	1.64%	1.66%	1.64%
Ratio of net investment income to average net assets	1.17%	2.32%	1.29%	3.04%	0.14%	0.56%
Ratio of net investment income to average net assets prior to fees waived	1.02%	2.20%	1.08%	2.95%	0.06%	0.52%
Portfolio turnover	7%	4%	2%	2%	3%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
8

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
June 30, 2024 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Emerging Markets Series (formerly, Delaware VIP Emerging Markets Series) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Series may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes  —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
(continues)
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
1. Significant Accounting Policies (continued)
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 1.18% of the Series’ average daily net assets from
    10

January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
1.18%	1.48%
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Series paid $15,882 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Series paid $23,348 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2024, the Series paid $8,733 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
(continues)
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
3. Investments
For the six months ended June 30, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$45,893,933
Sales	77,156,127
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$508,382,674
Aggregate unrealized appreciation of investments	$326,929,789
Aggregate unrealized depreciation of investments	(168,558,662)
Net unrealized appreciation of investments	$158,371,127
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2023, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 748,537	$14,543,158	$ 15,291,695
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    12

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$4,368,562	$1,183,523	$—	$5,552,085
Bahrain	—	1,439,364	—	1,439,364
Brazil	30,494,715	—	—	30,494,715
Chile	4,075,000	—	—	4,075,000
China	102,004,711	—	—	102,004,711
India	103,587,609	77,634	—	103,665,243
Indonesia	6,869,445	—	—	6,869,445
Malaysia	3,963,859	—	—	3,963,859
Mexico	25,583,879	—	—	25,583,879
Peru	7,431,166	—	—	7,431,166
Russia	—	—	—[1,2]	—
Saudi Arabia	2,881,558	—	—	2,881,558
South Africa	—	—	—[2]	—
South Korea	174,631,670	—	—	174,631,670
Taiwan	147,965,742	—	—	147,965,742
Turkey	19,776,301	—	—	19,776,301
United Kingdom	3,218,972	—	—	3,218,972
Convertible Preferred Stock	262,960	—	—	262,960
Participation Notes	—	—	—[2]	—
Preferred Stocks	25,870,943	—	—[2]	25,870,943
Rights	636,400	—	—	636,400
Warrants	429,788	—	—	429,788
Total Value of Securities	$664,053,280	$2,700,521	$—	$666,753,801

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of June 30, 2024.
[2]The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series' net assets at the end of the period.
(continues)
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Standard Class	2,429,138	2,081,249
Service Class	178,193	500,275

Shares issued upon reinvestment of dividends and distributions:
Standard Class	436,314	245,564
Service Class	253,116	163,296
	3,296,761	2,990,384
Shares redeemed:
Standard Class	(3,098,966)	(1,319,222)
Service Class	(1,387,755)	(1,968,908)
	(4,486,721)	(3,288,130)
Net decrease	(1,189,960)	(297,746)
5. Line of Credit
The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally
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invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
7. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Series’ performance.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in the Asia-Pacific Region, which consists of Hong Kong, the People’s Republic of China, Republic of Korea, Taiwan and India, among other countries. As a result, the Series’ investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the Asia-Pacific Region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Series than if the Series were more geographically diversified, which could result in greater volatility in the Series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate
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    15

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
7. Credit and Market Risks (continued)
market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
The Series invests its assets in small- and/or medium-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and/or medium-sized companies may be more volatile than investments in larger companies because of limited financial resources or dependence on narrow product lines.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the "Schedule of investments."
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
    16

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Emerging Markets Series
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    17

Privacy Notice
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Information we may collect
and use
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Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

i        This page is not part of the Financial statements and other information.

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
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Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

This page is not part of the Financial statements and other information.        ii

(3749041)
SA-VIPEM-0824

Delaware VIP® Trust
Macquarie VIP Growth Equity Series
(formerly, Delaware VIP Growth Equity Series)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
The Series is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
This material may be used in conjunction with the offering of shares in Macquarie VIP Growth Equity Series only if preceded or accompanied by the Series’ current prospectus or summary prospectus.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth Equity Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.73%♦
Communication Services — 9.38%
Alphabet Class A	42,594	$ 7,758,497
Alphabet Class C	6,948	1,274,402
Electronic Arts	16,450	2,291,979
		11,324,878
Consumer Discretionary — 10.47%
Amazon.com †	33,452	6,464,599
Booking Holdings	426	1,687,599
Ferrari	4,359	1,780,085
Home Depot	1,774	610,682
LVMH Moet Hennessy Louis Vuitton ADR	13,698	2,100,588
		12,643,553
Consumer Staples — 2.54%
Coca-Cola	48,174	3,066,275
		3,066,275
Financials — 10.88%
Intercontinental Exchange	25,954	3,552,843
Mastercard Class A	2,152	949,376
MSCI	1,214	584,844
S&P Global	6,474	2,887,404
Visa Class A	19,689	5,167,772
		13,142,239
Healthcare — 10.90%
Cooper	16,793	1,466,029
Danaher	13,302	3,323,505
Intuitive Surgical †	5,331	2,371,495
UnitedHealth Group	9,022	4,594,544
Veeva Systems Class A †	5,699	1,042,974
Zoetis	2,065	357,988
		13,156,535
Industrials — 8.15%
Broadridge Financial Solutions	9,788	1,928,236
Equifax	9,587	2,324,464
JB Hunt Transport Services	5,795	927,200
TransUnion	4,422	327,936
Verisk Analytics	3,955	1,066,070
Waste Connections	18,650	3,270,464
		9,844,370
Information Technology — 44.87%
Apple	37,574	7,913,836
Autodesk †	6,590	1,630,695
Intuit	6,138	4,033,955
Microsoft	33,977	15,186,020
Motorola Solutions	10,654	4,112,977
NVIDIA	100,882	12,462,962
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Salesforce	10,566	$ 2,716,519
Synopsys †	1,389	826,538
Taiwan Semiconductor Manufacturing ADR	10,263	1,783,812
VeriSign †	19,747	3,511,017
		54,178,331
Real Estate — 2.54%
CoStar Group †	41,329	3,064,132
		3,064,132
Total Common Stocks (cost $81,159,873)		120,420,313

Short-Term Investments — 0.13%
Money Market Mutual Funds — 0.13%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	38,264	38,264
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	38,265	38,265
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	38,265	38,265
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	38,265	38,265
Total Short-Term Investments (cost $153,059)		153,059
Total Value of Securities—99.86% (cost $81,312,932)		$120,573,372
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.
    1

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$120,573,372
Receivable for securities sold	285,412
Dividends receivable	50,624
Receivable for series shares sold	4,165
Prepaid expenses	1,439
Foreign tax reclaims receivable	947
Other assets	902
Total Assets	120,916,861
Liabilities:
Investment management fees payable to affiliates	63,645
Payable for securities purchased	49,598
Other accrued expenses	48,278
Payable for series shares redeemed	11,329
Total Liabilities	172,850
Total Net Assets	$120,744,011

Net Assets Consist of:
Paid-in capital	$77,131,866
Total distributable earnings (loss)	43,612,145
Total Net Assets	$120,744,011

Net Asset Value

Standard Class:
Net assets	$120,744,011
Shares of beneficial interest outstanding, unlimited authorization, no par	6,904,858
Net asset value per share	$17.49
*Investments, at cost	$81,312,932
See accompanying notes, which are an integral part of the financial statements.
    2

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Growth Equity Series
Six months ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$394,290
Foreign tax withheld	(9,679)
384,611

Expenses:
Management fees	376,806
Accounting and administration expenses	29,082
Audit and tax fees	16,766
Legal fees	5,038
Dividend disbursing and transfer agent fees and expenses	4,429
Reports and statements to shareholders expenses	3,407
Trustees’ fees	2,608
Custodian fees	31
Other	1,483
439,650
Less expenses paid indirectly	(1)
Total operating expenses	439,649
Net Investment Income (Loss)	(55,038)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,877,468
Foreign currencies	6
Net realized gain (loss)	4,877,474
Net change in unrealized appreciation (depreciation) on investments	11,553,796
Net Realized and Unrealized Gain (Loss)	16,431,270
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,376,232
See accompanying notes, which are an integral part of the financial statements.
    3

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Growth Equity Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(55,038)	$(78,945)
Net realized gain (loss)	4,877,474	6,949,559
Net change in unrealized appreciation (depreciation)	11,553,796	26,815,089
Net increase (decrease) in net assets resulting from operations	16,376,232	33,685,703

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(7,292,491)	(26,027,661)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	611,696	5,903,575

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	7,292,491	26,027,661
	7,904,187	31,931,236
Cost of shares redeemed:
Standard Class	(9,942,420)	(15,625,480)
Increase (decrease) in net assets derived from capital share transactions	(2,038,233)	16,305,756
Net Increase in Net Assets	7,045,508	23,963,798

Net Assets:
Beginning of period	113,698,503	89,734,705
End of period	$120,744,011	$113,698,503
See accompanying notes, which are an integral part of the financial statements.
    4

Financial highlights
Macquarie VIP Growth Equity Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
Net asset value, beginning of period	$16.27	$15.69	$26.34	$19.79	$16.53	$14.14

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	(0.01)	0.02	(0.01)	0.01	0.07
Net realized and unrealized gain (loss)	2.34	5.11	(6.55)	7.56	4.39	3.28
Total from investment operations	2.33	5.10	(6.53)	7.55	4.40	3.35

Less dividends and distributions from:
Net investment income	—	(0.02)	—	(0.01)	(0.07)	(0.05)
Net realized gain	(1.11)	(4.50)	(4.12)	(0.99)	(1.07)	(0.91)
Total dividends and distributions	(1.11)	(4.52)	(4.12)	(1.00)	(1.14)	(0.96)

Net asset value, end of period	$17.49	$16.27	$15.69	$26.34	$19.79	$16.53

Total return[4]	15.05%	38.40%	(26.60%)[5]	39.23%	29.50%[5]	24.35%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,744	$113,699	$89,735	$131,860	$106,325	$91,962
Ratio of expenses to average net assets[6]	0.76%	0.77%	0.79%	0.75%	0.80%	0.82%
Ratio of expenses to average net assets prior to fees waived[6]	0.76%	0.77%	0.80%	0.75%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets	(0.09%)	(0.08%)	0.10%	(0.03%)	0.04%	0.43%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.09%)	(0.08%)	0.09%	(0.03%)	0.01%	0.41%
Portfolio turnover	5%	16%	105%	31%	37%	45%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Select Growth Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Select Growth Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    5

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
June 30, 2024 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Growth Equity Series (formerly, Delaware VIP Growth Equity Series) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Series may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”
    6

The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
Effective May 1, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets for Standard Class through April 30, 2025. Prior to May 1, 2024, DMC contractually agreed to waive all or portion of its investment advisory fees and/or pay/reimburse expenses to 0.80% of the Series' average daily net assets for Standard Class. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in
(continues)
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Series paid $4,576 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Series paid $4,348 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2024, the Series paid $1,228 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$5,567,860
Sales	15,217,055
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$81,312,932
Aggregate unrealized appreciation of investments	$39,530,954
Aggregate unrealized depreciation of investments	(270,514)
Net unrealized appreciation of investments	$39,260,440
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the
    8

asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2024:
Level 1
Securities
Assets:
Common Stocks	$120,420,313
Short-Term Investments	153,059
Total Value of Securities	$120,573,372
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2024, there were no Level 3 investments.
(continues)
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Standard Class	36,561	365,007

Shares issued upon reinvestment of dividends and distributions:
Standard Class	462,722	1,929,404
	499,283	2,294,411
Shares redeemed:
Standard Class	(581,385)	(1,024,916)
Net increase (decrease)	(82,102)	1,269,495
5. Line of Credit
The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and
    10

other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
7. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2024, there were no Rule 144A securities held by the Series.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
(continues)
    11

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Growth Equity Series
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    12

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
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How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

This page is not part of the Financial statements and other information.        i

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

ii        This page is not part of the Financial statements and other information.

(3749041)
SA-VIPGE-0824

Delaware VIP® Trust
Macquarie VIP Small Cap Value Series
(formerly, Delaware VIP Small Cap Value Series)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
The Series is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
This material may be used in conjunction with the offering of shares in Macquarie VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or summary prospectus.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.99%
Basic Industry — 7.78%
Ashland	112,200	$ 10,601,778
Avient	371,050	16,196,332
Berry Global Group	229,210	13,489,008
Constellium †	583,600	11,000,860
HB Fuller	236,150	18,174,104
Huntsman	498,271	11,345,631
Knife River †	132,600	9,300,564
Louisiana-Pacific	236,666	19,484,712
Ryerson Holding	274,442	5,351,619
Summit Materials Class A †	392,396	14,365,618
		129,310,226
Consumer Discretionary — 11.15%
Acushnet Holdings	253,200	16,073,136
Adient †	360,100	8,898,071
Boyd Gaming	172,600	9,510,260
Choice Hotels International	77,800	9,258,200
Columbia Sportswear	107,000	8,461,560
Crocs †	78,100	11,397,914
Group 1 Automotive	52,350	15,562,608
KB Home	256,100	17,973,098
M/I Homes †	87,900	10,736,106
Meritage Homes	140,500	22,739,925
Oxford Industries	80,550	8,067,083
Patrick Industries	73,300	7,956,715
Steven Madden	314,250	13,292,775
Texas Roadhouse	61,950	10,637,434
UniFirst	86,360	14,813,331
		185,378,216
Consumer Staples — 2.64%
Flowers Foods	434,400	9,643,680
J & J Snack Foods	127,300	20,669,701
Performance Food Group †	205,753	13,602,331
		43,915,712
Energy — 9.22%
CNX Resources †	315,150	7,658,145
EnLink Midstream †	1,140,700	15,696,032
International Seaways	239,000	14,132,070
Liberty Energy	927,400	19,373,386
Magnolia Oil & Gas Class A	804,600	20,388,564
Matador Resources	336,320	20,044,672
Murphy Oil	389,250	16,052,670
Noble	286,600	12,796,690
Patterson-UTI Energy	1,316,850	13,642,566
PBF Energy Class A	293,400	13,502,268
		153,287,063
Financial Services — 24.52%
Assurant	96,600	16,059,750
Axis Capital Holdings	351,200	24,812,280
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
Bank of NT Butterfield & Son	355,800	$ 12,495,696
Bread Financial Holdings	215,700	9,611,592
Cadence Bank	522,450	14,774,886
Columbia Banking System	1,033,833	20,562,938
Comerica	224,500	11,458,480
East West Bancorp	357,686	26,193,346
Essent Group	334,900	18,818,031
First Financial Bancorp	533,350	11,851,037
FNB	1,909,100	26,116,488
Hancock Whitney	583,750	27,920,763
Hanover Insurance Group	124,700	15,642,368
Hope Bancorp	1,316,170	14,135,666
Old National Bancorp	1,083,800	18,630,522
Sandy Spring Bancorp	302,950	7,379,862
Selective Insurance Group	128,540	12,060,908
Stewart Information Services	163,100	10,125,248
Stifel Financial	349,850	29,439,877
Synovus Financial	596,050	23,955,250
Valley National Bancorp	2,654,700	18,529,806
WaFd	359,450	10,273,081
Webster Financial	610,583	26,615,313
		407,463,188
Healthcare — 3.89%
Globus Medical Class A †	208,900	14,307,561
Integer Holdings †	171,900	19,904,301
Merit Medical Systems †	122,900	10,563,255
Patterson Cos	238,900	5,762,268
Prestige Consumer Healthcare †	205,250	14,131,462
		64,668,847
Industrials — 15.94%
Atkore	200,800	27,093,944
Beacon Roofing Supply †	173,050	15,661,025
CACI International Class A †	51,522	22,161,158
Centuri Holdings †	121,800	2,372,664
Griffon	174,600	11,149,956
H&E Equipment Services	326,800	14,434,756
ITT	198,880	25,691,318
KBR	294,275	18,874,798
Leonardo DRS †	691,100	17,629,961
MasTec †	261,746	28,004,205
NEXTracker Class A †	183,282	8,592,260
Regal Rexnord	81,290	10,992,034
Terex	303,400	16,638,456
Timken	207,650	16,638,995
WESCO International	95,750	15,178,290
Zurn Elkay Water Solutions	471,692	13,867,745
		264,981,565
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts — 7.04%
Agree Realty	280,500	$ 17,374,170
Apple Hospitality REIT	1,038,300	15,096,882
Community Healthcare Trust	224,900	5,260,411
Independence Realty Trust	1,028,670	19,277,276
Kite Realty Group Trust	785,373	17,576,648
LXP Industrial Trust	1,849,250	16,865,160
National Health Investors	263,500	17,846,855
Plymouth Industrial REIT	359,300	7,681,834
		116,979,236
Technology — 8.72%
Belden	203,900	19,125,820
Cirrus Logic †	199,800	25,506,468
Diodes †	207,600	14,932,668
Flex †	576,166	16,991,135
Power Integrations	178,800	12,549,972
TD SYNNEX	119,600	13,801,840
TTM Technologies †	1,051,612	20,432,821
Viavi Solutions †	1,004,400	6,900,228
Vishay Intertechnology	656,000	14,628,800
		144,869,752
Transportation — 2.36%
Kirby †	139,700	16,726,281
Saia †	8,900	4,221,181
Werner Enterprises	508,900	18,233,887
		39,181,349
Utilities — 3.73%
ALLETE	59,630	3,717,930
Black Hills	246,210	13,388,900
MDU Resources Group	454,700	11,412,970
OGE Energy	493,500	17,617,950
Southwest Gas Holdings	223,900	15,758,082
		61,895,832
Total Common Stocks (cost $1,122,359,564)		1,611,930,986

	Number of shares	Value (US $)

Short-Term Investments — 2.93%
Money Market Mutual Funds — 2.93%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	12,191,784	$ 12,191,784
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	12,191,785	12,191,785
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	12,191,785	12,191,785
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	12,191,785	12,191,785
Total Short-Term Investments (cost $48,767,139)		48,767,139
Total Value of Securities—99.92% (cost $1,171,126,703)		$1,660,698,125
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.

2

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$1,660,698,125
Receivable for securities sold	4,845,405
Dividends receivable	2,420,393
Receivable for series shares sold	637,710
Prepaid expenses	19,147
Foreign tax reclaims receivable	8,267
Other assets	12,778
Total Assets	1,668,641,825
Liabilities:
Payable for securities purchased	4,804,659
Investment management fees payable to affiliates	947,969
Payable for series shares redeemed	411,280
Distribution fees payable to affiliates	222,747
Other accrued expenses	204,800
Total Liabilities	6,591,455
Total Net Assets	$1,662,050,370

Net Assets Consist of:
Paid-in capital	$1,117,578,849
Total distributable earnings (loss)	544,471,521
Total Net Assets	$1,662,050,370

Net Asset Value

Standard Class:
Net assets	$758,566,249
Shares of beneficial interest outstanding, unlimited authorization, no par	20,193,436
Net asset value per share	$37.56

Service Class:
Net assets	$903,484,121
Shares of beneficial interest outstanding, unlimited authorization, no par	24,156,986
Net asset value per share	$37.40
*Investments, at cost	$1,171,126,703
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
Six months ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$18,190,084

Expenses:
Management fees	5,744,304
Distribution expenses — Service Class	1,363,848
Accounting and administration expenses	152,228
Legal fees	74,742
Dividend disbursing and transfer agent fees and expenses	61,903
Trustees’ fees	37,874
Audit and tax fees	20,803
Reports and statements to shareholders expenses	17,947
Custodian fees	14,944
Other	11,428
7,500,021
Less expenses paid indirectly	(5)
Total operating expenses	7,500,016
Net Investment Income (Loss)	10,690,068

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	55,550,374
Net change in unrealized appreciation (depreciation) on investments	(13,693,664)
Net Realized and Unrealized Gain (Loss)	41,856,710
Net Increase (Decrease) in Net Assets Resulting from Operations	$52,546,778
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Small Cap Value Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,690,068	$19,673,532
Net realized gain (loss)	55,550,374	58,265,336
Net change in unrealized appreciation (depreciation)	(13,693,664)	76,806,220
Net increase (decrease) in net assets resulting from operations	52,546,778	154,745,088

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(39,080,912)	(26,805,345)
Service Class	(44,748,533)	(42,956,211)
	(83,829,445)	(69,761,556)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	24,140,427	102,171,093
Service Class	18,205,675	66,407,768

Net assets from reorganization:[1]
Standard Class	—	183,614,796

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	39,080,912	26,805,345
Service Class	44,748,533	42,956,211
	126,175,547	421,955,213
Cost of shares redeemed:
Standard Class	(37,331,901)	(125,590,776)
Service Class	(70,121,982)	(113,282,114)
	(107,453,883)	(238,872,890)
Increase in net assets derived from capital share transactions	18,721,664	183,082,323
Net Increase (Decrease) in Net Assets	(12,561,003)	268,065,855

Net Assets:
Beginning of period	1,674,611,373	1,406,545,518
End of period	$1,662,050,370	$1,674,611,373
[1]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Macquarie VIP Small Cap Value Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$38.39	$37.06	$45.54	$34.16	$38.30	$32.76

Income (loss) from investment operations:
Net investment income[2]	0.28	0.54	0.36	0.32	0.35	0.44
Net realized and unrealized gain (loss)	0.93	2.70	(5.69)	11.41	(2.28)	8.48
Total from investment operations	1.21	3.24	(5.33)	11.73	(1.93)	8.92

Less dividends and distributions from:
Net investment income	(0.54)	(0.35)	(0.34)	(0.35)	(0.41)	(0.40)
Net realized gain	(1.50)	(1.56)	(2.81)	—	(1.80)	(2.98)
Total dividends and distributions	(2.04)	(1.91)	(3.15)	(0.35)	(2.21)	(3.38)

Net asset value, end of period	$37.56	$38.39	$37.06	$45.54	$34.16	$38.30

Total return[3]	3.29%	9.45%	(12.09%)	34.42%	(1.90%)	28.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$758,566	$747,656	$511,974	$522,319	$424,213	$435,375
Ratio of expenses to average net assets[4]	0.74%	0.71%	0.78%	0.75%	0.78%	0.77%
Ratio of expenses to average net assets prior to fees waived[4]	0.74%	0.71%	0.78%	0.75%	0.78%	0.77%
Ratio of net investment income to average net assets	1.46%	1.51%	0.92%	0.77%	1.20%	1.22%
Ratio of net investment income to average net assets prior to fees waived	1.46%	1.51%	0.92%	0.77%	1.20%	1.22%
Portfolio turnover	10%	29%	23%	13%	24%	17%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
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Macquarie VIP Small Cap Value Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$38.14	$36.82	$45.26	$33.98	$38.06	$32.58

Income (loss) from investment operations:
Net investment income[2]	0.22	0.41	0.24	0.19	0.26	0.33
Net realized and unrealized gain (loss)	0.94	2.70	(5.66)	11.35	(2.22)	8.42
Total from investment operations	1.16	3.11	(5.42)	11.54	(1.96)	8.75

Less dividends and distributions from:
Net investment income	(0.40)	(0.23)	(0.21)	(0.26)	(0.32)	(0.29)
Net realized gain	(1.50)	(1.56)	(2.81)	—	(1.80)	(2.98)
Total dividends and distributions	(1.90)	(1.79)	(3.02)	(0.26)	(2.12)	(3.27)

Net asset value, end of period	$37.40	$38.14	$36.82	$45.26	$33.98	$38.06

Total return[3]	3.16%	9.10%	(12.35%)	34.02%	(2.18%)	27.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$903,484	$926,955	$894,572	$1,094,161	$880,071	$879,365
Ratio of expenses to average net assets[4]	1.04%	1.01%	1.08%	1.05%	1.08%	1.07%
Ratio of expenses to average net assets prior to fees waived[4]	1.04%	1.01%	1.08%	1.05%	1.08%	1.07%
Ratio of net investment income to average net assets	1.16%	1.14%	0.62%	0.47%	0.90%	0.92%
Ratio of net investment income to average net assets prior to fees waived	1.16%	1.14%	0.62%	0.47%	0.90%	0.92%
Portfolio turnover	10%	29%	23%	13%	24%	17%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
June 30, 2024 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Small Cap Value Series (formerly, Delaware VIP Small Cap Value Series) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Class Accounting —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
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Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
Effective May 1, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.78% of the Series’ average daily net assets through April 30, 2025. Prior to May 1, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses to 0.80% of the Series’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from May 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.78%*	1.08%*
*	Prior to May 1, 2024, the expense limitation were as follows for Standard Class and Service Class shares, respectively: 0.80% and 1.10%.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Series paid $38,865 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
“Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Series paid $61,977 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2024, the Series paid $23,436 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$155,895,563
Sales	234,397,306
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$1,171,126,703
Aggregate unrealized appreciation of investments	$529,819,330
Aggregate unrealized depreciation of investments	(40,247,908)
Net unrealized appreciation of investments	$489,571,422
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2023, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 2,510,953	$6,428,824	$ 8,939,777
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions
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market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2024:
Level 1
Securities
Assets:
Common Stocks	$1,611,930,986
Short-Term Investments	48,767,139
Total Value of Securities	$1,660,698,125
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2024, there were no Level 3 investments.
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Standard Class	630,508	2,810,655
Service Class	479,705	1,887,093

Shares from reorganization:[1]
Standard Class	—	5,478,114

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,068,076	794,468
Service Class	1,227,669	1,278,839
	3,405,958	12,249,169
Shares redeemed:
Standard Class	(982,070)	(3,421,126)
Service Class	(1,853,975)	(3,158,928)
	(2,836,045)	(6,580,054)
Net increase	569,913	5,669,115
[1]	See Note 5.
5. Reorganization
On November 10, 2022, the Board approved a proposal to reorganize Delaware VIP Special Situations Series (the “Acquired Series”), a series of Delaware VIP Trust, with and into Macquarie VIP Small Cap Value Series (formerly, Delaware VIP Small Cap Value Series) (the “Acquiring Series”) a series of the Trust (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets, of the Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of the Acquiring Series, assumed the liabilities of the Acquired Series, in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Series' overall total expense ratio is expected to be equal or lower than the corresponding Acquired Series' total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 28, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Acquired Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
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The share transactions associated with April 28, 2023 for the Reorganization were as follows:
	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
	Delaware VIP Special Situations Series		Macquarie VIP Small Cap Value Series
Standard Class	$183,614,796	7,122,824	5,478,114	$494,242,507	0.7690
Service Class	-	-	-	845,230,752	-
The net assets of the Acquired Series before the Reorganization were $183,614,796. The net assets of the Acquiring Series immediately following the Reorganization were $1,523,088,055.
Assuming the Reorganization had been completed on January 1, 2023, the Acquiring Series' pro forma results of operations for the year ended December 31, 2023, would have been as follows:
Net investment income	$20,885,369
Net realized gain on investments	64,808,336
Net change in unrealized appreciation (depreciation)	60,373,580
Net increase in net assets resulting from operations	$146,067,285
6. Line of Credit
The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
7. Securities Lending
The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and
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Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
7. Securities Lending (continued)
other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
8. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2024. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2024, there were no Rule 144A securities held by the Series.
9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
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10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
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Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Small Cap Value Series
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    16

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

This page is not part of the Financial statements and other information.        i

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

ii        This page is not part of the Financial statements and other information.

(3749041)
SA-VIPSCV-0824

Delaware VIP® Trust
Macquarie VIP Fund for Income Series
(formerly, Delaware VIP Fund for Income Series)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
The Series is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
This material may be used in conjunction with the offering of shares in Macquarie VIP Fund for Income Series only if preceded or accompanied by the Series’ current prospectus or summary prospectus.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 0.42%
Barings CLO Series 2024-2A E 144A 0.00% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •, ^	150,000	$ 150,750
Bear Mountain Park CLO Series 2022-1A ER 144A 0.00% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •, ^	150,000	150,000
Total Collateralized Debt Obligations (cost $300,000)		300,750

Corporate Bonds — 86.23%
Automotive — 2.82%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	404,692
Clarios Global 144A 8.50% 5/15/27 #	365,000	367,743
Garrett Motion Holdings 144A 7.75% 5/31/32 #	545,000	552,770
Goodyear Tire & Rubber 5.25% 7/15/31	390,000	355,422
Wand NewCo 3 144A 7.625% 1/30/32 #	345,000	356,605
		2,037,232
Banking — 1.16%
Bank of Montreal 7.70% 5/26/84 μ	265,000	271,331
Barclays 9.625% 12/15/29 μ, ψ	345,000	374,874
Deutsche Bank 6.00% 10/30/25 μ, ψ	200,000	190,308
		836,513
Basic Industry — 6.47%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	225,000	236,396
Cleveland-Cliffs 144A 7.00% 3/15/32 #	505,000	499,914
CP Atlas Buyer 144A 7.00% 12/1/28 #	425,000	363,783
FMG Resources August 2006
144A 5.875% 4/15/30 #	330,000	322,733
144A 6.125% 4/15/32 #	150,000	148,428

NOVA Chemicals 144A 8.50% 11/15/28 #	85,000	90,302
Novelis
144A 3.875% 8/15/31 #	95,000	82,338
144A 4.75% 1/30/30 #	975,000	905,458

Olympus Water US Holding 144A 9.75% 11/15/28 #	345,000	365,431
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	735,000	$ 677,293
Standard Industries 144A 3.375% 1/15/31 #	680,000	573,662
Vibrantz Technologies 144A 9.00% 2/15/30 #	447,000	409,662
		4,675,400
Capital Goods — 6.02%
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	220,000	193,543
144A 4.00% 9/1/29 #	230,000	194,895
Bombardier
144A 6.00% 2/15/28 #	266,000	263,241
144A 7.25% 7/1/31 #	175,000	179,895
144A 7.50% 2/1/29 #	295,000	306,011
144A 8.75% 11/15/30 #	310,000	335,430
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	75,000	73,793
144A 8.75% 4/15/30 #	240,000	235,200

Esab 144A 6.25% 4/15/29 #	365,000	367,645
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	665,000	679,125
144A 9.25% 4/15/27 #	190,000	190,356
Sealed Air
144A 5.00% 4/15/29 #	215,000	204,807
144A 6.50% 7/15/32 #	130,000	129,379
144A 7.25% 2/15/31 #	90,000	92,776
TransDigm
144A 6.625% 3/1/32 #	275,000	278,110
144A 6.875% 12/15/30 #	615,000	628,342
		4,352,548
Consumer Goods — 1.81%
Acushnet 144A 7.375% 10/15/28 #	233,000	241,646
Cerdia Finanz 144A 10.50% 2/15/27 #	320,000	331,549
Fiesta Purchaser 144A 7.875% 3/1/31 #	300,000	310,253
Pilgrim's Pride 4.25% 4/15/31	465,000	423,503
		1,306,951
Electric — 3.34%
Calpine
144A 3.75% 3/1/31 #	440,000	389,218
144A 4.625% 2/1/29 #	155,000	143,942
144A 5.00% 2/1/31 #	510,000	476,303
144A 5.125% 3/15/28 #	270,000	259,875
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Vistra
144A 7.00% 12/15/26 #, μ, ψ	785,000	$ 778,929
144A 8.00% 10/15/26 #, μ, ψ	365,000	368,419
		2,416,686
Energy — 13.25%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	497,000	486,072
144A 7.00% 11/1/26 #	230,000	230,401

Civitas Resources 144A 8.625% 11/1/30 #	355,000	380,926
EQM Midstream Partners
144A 4.75% 1/15/31 #	807,000	755,086
6.50% 7/15/48	124,000	125,279
Genesis Energy
7.75% 2/1/28	275,000	278,144
7.875% 5/15/32	85,000	85,870
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	502,644
144A 6.00% 2/1/31 #	208,000	199,302
144A 6.25% 4/15/32 #	268,000	257,932

Kodiak Gas Services 144A 7.25% 2/15/29 #	195,000	200,045
Murphy Oil 6.375% 7/15/28	714,000	720,072
Nabors Industries 144A 9.125% 1/31/30 #	270,000	279,932
NGL Energy Operating 144A 8.375% 2/15/32 #	350,000	355,666
NuStar Logistics
6.00% 6/1/26	267,000	266,760
6.375% 10/1/30	310,000	315,421
Southwestern Energy
5.375% 2/1/29	75,000	72,949
5.375% 3/15/30	750,000	725,027

Sunoco 144A 7.25% 5/1/32 #	200,000	207,020
Transocean
144A 8.00% 2/1/27 #	444,000	442,814
144A 8.50% 5/15/31 #	340,000	340,418
USA Compression Partners
6.875% 9/1/27	500,000	501,469
144A 7.125% 3/15/29 #	175,000	176,476

Venture Global LNG 144A 8.375% 6/1/31 #	515,000	534,558
Vital Energy
144A 7.75% 7/31/29 #	420,000	423,674
144A 7.875% 4/15/32 #	145,000	147,511

Weatherford International 144A 8.625% 4/30/30 #	545,000	565,207
		9,576,675
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services — 3.22%
AerCap Holdings 5.875% 10/10/79 μ	800,000	$ 796,809
Air Lease 4.65% 6/15/26 μ, ψ	450,000	428,273
Block 144A 6.50% 5/15/32 #	270,000	273,953
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	471,000	456,043
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	365,000	370,498
		2,325,576
Healthcare — 6.86%
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	184,316
Avantor Funding 144A 3.875% 11/1/29 #	425,000	386,821
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	393,971
CHS
144A 4.75% 2/15/31 #	470,000	369,975
144A 6.125% 4/1/30 #	90,000	63,073
144A 6.875% 4/15/29 #	90,000	68,932
DaVita
144A 3.75% 2/15/31 #	240,000	204,954
144A 4.625% 6/1/30 #	210,000	189,939

Grifols 144A 4.75% 10/15/28 #	270,000	233,262
Legacy LifePoint Health 144A 4.375% 2/15/27 #	280,000	267,703
Medline Borrower
144A 3.875% 4/1/29 #	385,000	354,841
144A 5.25% 10/1/29 #	755,000	721,102

Organon & Co. 144A 5.125% 4/30/31 #	435,000	391,127
Surgery Center Holdings 144A 7.25% 4/15/32 #	370,000	374,212
Tenet Healthcare
4.375% 1/15/30	490,000	454,596
6.125% 10/1/28	300,000	298,726
		4,957,550
Insurance — 4.86%
Ardonagh Finco 144A 7.75% 2/15/31 #	425,000	420,491
Howden UK Refinance
144A 7.25% 2/15/31 #	235,000	233,425
144A 8.125% 2/15/32 #	220,000	218,750
HUB International
144A 5.625% 12/1/29 #	390,000	369,194
144A 7.375% 1/31/32 #	350,000	355,148

2

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	650,000	$ 678,471
144A 10.50% 12/15/30 #	560,000	601,906

Panther Escrow Issuer 144A 7.125% 6/1/31 #	360,000	364,393
USI 144A 7.50% 1/15/32 #	265,000	269,477
		3,511,255
Leisure — 7.99%
Boyd Gaming 144A 4.75% 6/15/31 #	860,000	780,020
Caesars Entertainment
144A 6.50% 2/15/32 #	180,000	181,001
144A 7.00% 2/15/30 #	625,000	638,941
Carnival
144A 5.75% 3/1/27 #	355,000	350,935
144A 6.00% 5/1/29 #	765,000	756,160

Light & Wonder International 144A 7.25% 11/15/29 #	545,000	557,036
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	952,000	940,503
144A 7.25% 1/15/30 #	180,000	186,489

Scientific Games Holdings 144A 6.625% 3/1/30 #	780,000	760,880
Six Flags Entertainment 144A 6.625% 5/1/32 #	615,000	625,373
		5,777,338
Media — 7.35%
AMC Networks 4.25% 2/15/29	450,000	304,080
Arches Buyer 144A 6.125% 12/1/28 #	215,000	178,573
CCO Holdings
144A 4.50% 8/15/30 #	875,000	741,419
4.50% 5/1/32	120,000	96,732
144A 5.375% 6/1/29 #	365,000	332,402

CMG Media 144A 8.875% 12/15/27 #	705,000	403,850
CSC Holdings
144A 4.625% 12/1/30 #	600,000	219,085
144A 5.00% 11/15/31 #	440,000	159,867
144A 5.75% 1/15/30 #	460,000	174,008

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	459,960	196,454
Directv Financing 144A 5.875% 8/15/27 #	670,000	630,752
Gray Television
144A 4.75% 10/15/30 #	180,000	108,178
144A 5.375% 11/15/31 #	840,000	476,865

Nexstar Media 144A 4.75% 11/1/28 #	505,000	449,449
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	$ 845,472
		5,317,186
Real Estate — 0.96%
Iron Mountain
144A 5.25% 3/15/28 #	460,000	445,482
144A 5.25% 7/15/30 #	260,000	247,325
		692,807
Retail — 3.01%
Asbury Automotive Group
144A 4.625% 11/15/29 #	90,000	83,287
4.75% 3/1/30	320,000	296,926
Bath & Body Works
6.875% 11/1/35	295,000	297,814
6.95% 3/1/33	200,000	194,892

Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	396,746
PetSmart 144A 7.75% 2/15/29 #	540,000	526,405
Victra Holdings 144A 7.75% 2/15/26 #	380,000	378,267
		2,174,337
Services — 4.67%
ADT Security 144A 4.125% 8/1/29 #	470,000	433,802
CDW 3.569% 12/1/31	675,000	590,160
Gartner 144A 4.50% 7/1/28 #	395,000	381,039
GFL Environmental 144A 6.75% 1/15/31 #	265,000	270,680
Prime Security Services Borrower 144A 5.75% 4/15/26 #	265,000	263,208
United Rentals North America 3.875% 2/15/31	435,000	388,482
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	589,163
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	308,000	308,275
Wrangler Holdco 144A 6.625% 4/1/32 #	155,000	154,439
		3,379,248
Technology & Electronics — 5.32%
Cloud Software Group 144A 6.50% 3/31/29 #	575,000	552,609
CommScope Technologies 144A 6.00% 6/15/25 #	219,000	178,702
Entegris
144A 4.75% 4/15/29 #	212,000	202,996
144A 5.95% 6/15/30 #	585,000	579,570
    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
NCR Voyix
144A 5.00% 10/1/28 #	220,000	$ 207,909
144A 5.125% 4/15/29 #	115,000	108,405
144A 5.25% 10/1/30 #	60,000	54,892
Seagate HDD Cayman
5.75% 12/1/34	210,000	204,038
8.25% 12/15/29	195,000	209,295

Sensata Technologies 144A 4.00% 4/15/29 #	575,000	528,391
SS&C Technologies 144A 5.50% 9/30/27 #	440,000	433,565
UKG 144A 6.875% 2/1/31 #	480,000	486,355
Zebra Technologies 144A 6.50% 6/1/32 #	100,000	101,201
		3,847,928
Telecommunications — 5.57%
Connect Finco 144A 6.75% 10/1/26 #	590,000	569,947
Consolidated Communications
144A 5.00% 10/1/28 #	375,000	310,569
144A 6.50% 10/1/28 #	480,000	411,411
Frontier Communications Holdings
144A 5.875% 10/15/27 #	333,000	325,435
5.875% 11/1/29	200,000	174,444
144A 6.00% 1/15/30 #	509,000	443,554
144A 6.75% 5/1/29 #	255,000	234,155

Iliad Holding 144A 8.50% 4/15/31 #	400,000	405,423
Sable International Finance 144A 5.75% 9/7/27 #	523,000	502,593
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	409,699
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	243,330
		4,030,560
Transportation — 1.55%
Air Canada 144A 3.875% 8/15/26 #	410,000	390,448
Genesee & Wyoming 144A 6.25% 4/15/32 #	730,000	728,177
		1,118,625
Total Corporate Bonds (cost $64,758,963)		62,334,415

Loan Agreements — 7.13%
Basic Industry — 1.86%
Form Technologies Tranche B 10.197% (SOFR03M + 4.85%) 7/22/25 •	556,319	534,762
Hexion Holdings 2nd Lien 12.881% (SOFR01M + 7.54%) 3/15/30 •	235,000	216,494
	Principal amount°	Value (US $)

Loan Agreements (continued)
Basic Industry (continued)
PMHC II 9.706% (SOFR03M + 4.25%) 4/23/29 •	83,932	$ 82,087
Vantage Specialty Chemicals 1st Lien 10.077% (SOFR03M + 4.75%) 10/26/26 •	518,485	513,461
		1,346,804
Capital Goods — 1.12%
Hunter Douglas Holding Tranche B-1 8.836% (SOFR03M + 3.50%) 2/26/29 •	202,912	201,788
SPX Flow 8.844% (SOFR01M + 3.50%) 4/5/29 •	235,000	236,638
SunSource Borrower 9.444% (SOFR01M + 4.10%) 3/25/31 •	369,075	370,228
		808,654
Consumer Discretionary — 0.15%
Cedar Fair Tranche B 7.343% (SOFR01M + 2.00%) 5/1/31 •	105,000	104,934
		104,934
Electric — 0.00%
Calpine 7.344% (SOFR01M + 2.00%) 12/16/27 •	452	453
		453
Energy — 0.25%
Parkway Generation
Tranche B 10.341% (SOFR03M + 5.01%) 2/18/29 •	163,556	163,571
Tranche C 10.341% (SOFR03M + 5.01%) 2/18/29 •	20,609	20,611
		184,182
Financial Services — 0.50%
Amynta Agency Borrower 9.093% (SOFR03M + 4.25%) 2/28/28 •	359,646	360,883
		360,883
Healthcare — 1.77%
Bausch & Lomb TBD 8.689% 5/10/27 •	366,263	362,905
Cotiviti Holdings 7.625% 2/21/31	361,000	361,169
Heartland Dental TBD 4/28/28 X	550,000	551,891
		1,275,965
Industrial — 0.51%
Roper Industrial Product TBD 11/22/29 X	364,087	365,965
		365,965

4

	Principal amount°	Value (US $)

Loan Agreements (continued)
Services — 0.48%
Staples 11.084% (SOFR03M + 5.75%) 9/4/29 •	380,000	$ 350,016
		350,016
Technology & Electronics — 0.49%
Applied Systems 2nd Lien 10.585% (SOFR03M + 5.25%) 2/23/32 •	341,000	353,521
		353,521
Total Loan Agreements (cost $5,106,338)		5,151,377
	Number of shares
Short-Term Investments — 5.13%
Money Market Mutual Funds — 5.13%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	926,685	926,685
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	926,687	926,687
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	926,687	926,687
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	926,687	926,687
Total Short-Term Investments (cost $3,706,747)		3,706,746
Total Value of Securities—98.91% (cost $73,872,048)		$71,493,288
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $53,193,469, which represents 73.59% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
X	This loan will settle after June 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    5

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$71,493,288
Cash	424,162
Dividends and interest receivable	1,093,748
Receivable for securities sold	338,526
Receivable for series shares sold	1,126
Prepaid expenses	959
Other assets	633
Total Assets	73,352,442
Liabilities:
Payable for securities purchased	952,913
Other accrued expenses	71,026
Investment management fees payable to affiliates	29,456
Payable for series shares redeemed	14,512
Distribution fees payable to affiliates	376
Total Liabilities	1,068,283
Total Net Assets	$72,284,159

Net Assets Consist of:
Paid-in capital	$85,163,703
Total distributable earnings (loss)	(12,879,544)
Total Net Assets	$72,284,159

Net Asset Value

Standard Class:
Net assets	$70,753,156
Shares of beneficial interest outstanding, unlimited authorization, no par	13,197,572
Net asset value per share	$5.36

Service Class:
Net assets	$1,531,003
Shares of beneficial interest outstanding, unlimited authorization, no par	288,357
Net asset value per share	$5.31
*Investments, at cost	$73,872,048
See accompanying notes, which are an integral part of the financial statements.
    6

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Fund for Income Series
Six months ended June 30, 2024 (Unaudited)
Investment Income:
Interest	$2,413,119
Dividends	96,104
2,509,223

Expenses:
Management fees	235,692
Distribution expenses — Service Class	2,138
Audit and tax fees	29,059
Accounting and administration expenses	26,280
Reports and statements to shareholders expenses	4,339
Legal fees	3,278
Dividend disbursing and transfer agent fees and expenses	3,000
Trustees’ fees	1,716
Custodian fees	397
Other	21,492
327,391
Less expenses waived	(56,926)
Less expenses paid indirectly	(1)
Total operating expenses	270,464
Net Investment Income (Loss)	2,238,759

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,234,661)
Net change in unrealized appreciation (depreciation) on investments	436,685
Net Realized and Unrealized Gain (Loss)	(797,976)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,440,783
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Fund for Income Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,238,759	$4,859,587
Net realized gain (loss)	(1,234,661)	(2,831,527)
Net change in unrealized appreciation (depreciation)	436,685	7,011,013
Net increase (decrease) in net assets resulting from operations	1,440,783	9,039,073

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,910,224)	(4,476,747)
Service Class	(108,433)	(40,842)
	(5,018,657)	(4,517,589)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	525,525	1,928,011
Service Class	459,271	555,764

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,910,224	4,476,747
Service Class	108,433	40,842
	6,003,453	7,001,364
Cost of shares redeemed:
Standard Class	(4,105,412)	(11,322,153)
Service Class	(37,448)	(18,526)
	(4,142,860)	(11,340,679)
Increase (decrease) in net assets derived from capital share transactions	1,860,593	(4,339,315)
Net Increase (Decrease) in Net Assets	(1,717,281)	182,169

Net Assets:
Beginning of period	74,001,440	73,819,271
End of period	$72,284,159	$74,001,440
See accompanying notes, which are an integral part of the financial statements.
    8

Financial highlights
Macquarie VIP Fund for Income Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
Net asset value, beginning of period	$5.65	$5.31	$6.41	$6.44	$6.36	$5.96

Income (loss) from investment operations:
Net investment income[3]	0.17	0.35	0.30	0.28	0.29	0.30
Net realized and unrealized gain (loss)	(0.07)	0.33	(0.99)	0.02	0.16	0.44
Total from investment operations	0.10	0.68	(0.69)	0.30	0.45	0.74

Less dividends and distributions from:
Net investment income	(0.39)	(0.34)	(0.32)	(0.33)	(0.37)	(0.34)
Net realized gain	—	—	(0.09)	—	—	—
Total dividends and distributions	(0.39)	(0.34)	(0.41)	(0.33)	(0.37)	(0.34)

Net asset value, end of period	$5.36	$5.65	$5.31	$6.41	$6.44	$6.36

Total return[4]	1.97%[5]	13.27%[5]	(11.06%)[5]	4.88%	7.95%[5]	12.78%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,753	$72,921	$73,373	$93,166	$97,868	$105,035
Ratio of expenses to average net assets[6]	0.74%	0.74%	0.75%	0.80%	0.83%	0.85%
Ratio of expenses to average net assets prior to fees waived[6]	0.90%	0.85%	0.86%	0.80%	0.87%	0.88%
Ratio of net investment income to average net assets	6.18%	6.63%	5.40%	4.45%	4.73%	4.94%
Ratio of net investment income to average net assets prior to fees waived	6.02%	6.52%	5.29%	4.45%	4.69%	4.91%
Portfolio turnover	27%	33%	35%	86%	131%	115%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Fund For Income shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Fund For Income shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Macquarie VIP Fund for Income Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[2] (Unaudited)	Year ended 12/31/23	4/1/22[1] to 12/31/22

Net asset value, beginning of period	$5.62	$5.30	$6.13

Income (loss) from investment operations:
Net investment income[3]	0.16	0.34	0.23
Net realized and unrealized gain (loss)	(0.06)	0.31	(0.65)
Total from investment operations	0.10	0.65	(0.42)

Less dividends and distributions from:
Net investment income	(0.41)	(0.33)	(0.32)
Net realized gain	—	—	(0.09)
Total dividends and distributions	(0.41)	(0.33)	(0.41)

Net asset value, end of period	$5.31	$5.62	$5.30

Total return[4]	1.89%	12.85%	(7.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,531	$1,080	$446
Ratio of expenses to average net assets[5]	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to fees waived[5]	1.20%	1.15%	1.23%
Ratio of net investment income to average net assets	5.88%	6.38%	5.90%
Ratio of net investment income to average net assets prior to fees waived	5.72%	6.27%	5.71%
Portfolio turnover	27%	33%	35%[6]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.
See accompanying notes, which are an integral part of the financial statements.
10

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
June 30, 2024 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Fund for Income Series (formerly, Delaware VIP Fund for Income Series) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series' valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and
(continues)
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
1. Significant Accounting Policies (continued)
liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.74%	1.04%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
    12

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Series paid $3,607 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Series paid $2,718 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2024, the Series paid $1,026 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$18,452,026
Sales	20,256,127
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$74,196,286
Aggregate unrealized appreciation of investments	$1,035,362
Aggregate unrealized depreciation of investments	(3,738,360)
Net unrealized depreciation of investments	$(2,702,998)
(continues)
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
3. Investments (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At
December 31, 2023, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 2,093,633	$9,047,327	$11,140,960*
*  A portion of the Series capital loss carryforward is subject to limitation under the Internal Revenue Code and related regulations.
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    14

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Total
Securities
Assets:
Collateralized Debt Obligations	$—	$300,750	$300,750
Corporate Bonds	—	62,334,414	62,334,414
Loan Agreements	—	5,151,377	5,151,377
Short-Term Investments	3,706,747	—	3,706,747
Total Value of Securities	$3,706,747	$67,786,541	$71,493,288
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2024, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Standard Class	94,025	358,364
Service Class	82,138	103,710

Shares issued upon reinvestment of dividends and distributions:
Standard Class	935,281	862,572
Service Class	20,852	7,900
	1,132,296	1,332,546
Shares redeemed:
Standard Class	(740,154)	(2,117,684)
Service Class	(6,797)	(3,490)
	(746,951)	(2,121,174)
Net increase (decrease)	385,345	(788,628)
5. Line of Credit
The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
(continues)
    15

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
6. Securities Lending
The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
7. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition
    16

of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series. There were no unfunded loan commitments at the six months ended June 30, 2024.
The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended , and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
(continues)
    17

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Fund for Income Series
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    18

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
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How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

This page is not part of the Financial statements and other information.        i

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

ii        This page is not part of the Financial statements and other information.

(3749041)
SA-VIPFFI-0824

Delaware VIP® Trust
Macquarie VIP Limited Duration Bond Series
(formerly, Delaware VIP Limited Duration Bond Series)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
The Series is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
This material may be used in conjunction with the offering of shares in Macquarie VIP Limited Duration Bond Series only if preceded or accompanied by the Series’ current prospectus or summary prospectus.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.23%
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	188,047	$ 170,240
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.185% (SOFR + 1.85%) 11/25/43 #, •	48,630	49,290
Total Agency Collateralized Mortgage Obligations (cost $237,793)		219,530

Agency Mortgage-Backed Securities — 3.76%
Fannie Mae S.F. 30 yr
4.50% 1/1/50	315,992	306,826
5.00% 7/1/47	223,520	221,030
5.00% 5/1/48	81,489	80,576

Freddie Mac S.F. 30 yr 5.00% 8/1/48	65,468	64,619
Total Agency Mortgage-Backed Securities (cost $749,874)		673,051

Collateralized Debt Obligations — 3.95%
Canyon Capital CLO Series 2019-2A AR 144A 6.77% (TSFR03M + 1.44%, Floor 1.18%) 10/15/34 #, •	250,000	250,276
Cedar Funding IX CLO Series 2018-9A A1 144A 6.566% (TSFR03M + 1.24%, Floor 0.98%) 4/20/31 #, •	206,494	206,621
Dryden CLO Series 2020-83A AR 144A 6.864% (TSFR03M + 1.53%, Floor 1.53%) 4/18/37 #, •	250,000	249,907
Total Collateralized Debt Obligations (cost $705,171)		706,804

Corporate Bonds — 34.96%
Banking — 10.33%
Bank of America
5.819% 9/15/29 μ	45,000	45,951
6.204% 11/10/28 μ	5,000	5,151

Bank of New York Mellon 5.802% 10/25/28 μ	38,000	38,731
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	190,956
Citigroup
1.281% 11/3/25 μ	35,000	34,457
2.014% 1/25/26 μ	30,000	29,360

Fifth Third Bancorp 2.375% 1/28/25	35,000	34,324
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.727% 4/25/30 μ	25,000	$ 25,450
5.842% (SOFR + 0.49%) 10/21/24 •	175,000	175,026
JPMorgan Chase & Co.
5.012% 1/23/30 μ	30,000	29,776
5.571% 4/22/28 μ	30,000	30,249

KeyCorp 6.613% (SOFR03M + 1.25%) 5/23/25 •	45,000	44,840
Morgan Stanley
6.138% 10/16/26 μ	300,000	302,064
6.296% 10/18/28 μ	49,000	50,573
6.407% 11/1/29 μ	12,000	12,524

PNC Bank 3.875% 4/10/25	250,000	246,386
PNC Financial Services Group 5.671% 10/28/25 μ	35,000	34,965
Popular 7.25% 3/13/28	20,000	20,556
State Street 4.993% 3/18/27	35,000	34,966
Toronto-Dominion Bank 4.108% 6/8/27	34,000	33,007
Truist Bank 2.636% 9/17/29 μ	215,000	210,398
US Bancorp
4.653% 2/1/29 μ	13,000	12,725
5.384% 1/23/30 μ	10,000	10,029
5.727% 10/21/26 μ	16,000	16,033
6.787% 10/26/27 μ	15,000	15,448

Wells Fargo & Co. 3.908% 4/25/26 μ	165,000	162,552
		1,846,497
Basic Industry — 1.28%
Avient 144A 5.75% 5/15/25 #	139,000	138,746
Celanese US Holdings
6.05% 3/15/25	5,000	5,007
6.165% 7/15/27	30,000	30,462

Newmont 144A 5.30% 3/15/26 #	55,000	55,005
		229,220
Brokerage — 0.25%
Jefferies Financial Group
5.875% 7/21/28	10,000	10,104
6.05% 3/12/25	35,000	34,980
		45,084
Capital Goods — 1.80%
Amphenol 5.05% 4/5/27	15,000	14,992
Boeing 2.196% 2/4/26	50,000	47,017
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	100,000	102,124
Parker-Hannifin 4.25% 9/15/27	70,000	68,231
RTX 5.75% 11/8/26	89,000	89,974
		322,338
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications — 1.90%
Charter Communications Operating 6.15% 11/10/26	45,000	$ 45,447
Rogers Communications 5.00% 2/15/29	45,000	44,454
T-Mobile USA 3.75% 4/15/27	105,000	100,943
Warnermedia Holdings
3.638% 3/15/25	110,000	108,315
6.412% 3/15/26	40,000	40,003
		339,162
Consumer Cyclical — 0.91%
Aptiv 2.396% 2/18/25	70,000	68,500
Carnival 144A 7.625% 3/1/26 #	31,000	31,328
Home Depot 4.875% 6/25/27	10,000	9,983
Hyundai Capital America 144A 5.275% 6/24/27 #	15,000	14,939
VICI Properties 4.95% 2/15/30	40,000	38,619
		163,369
Consumer Non-Cyclical — 3.70%
AbbVie
2.60% 11/21/24	90,000	89,015
4.80% 3/15/29	70,000	69,744

Amgen 5.15% 3/2/28	75,000	75,003
Astrazeneca Finance 4.875% 3/3/28	35,000	34,960
Cardinal Health 5.125% 2/15/29	35,000	34,925
Coca-Cola Consolidated 5.25% 6/1/29	45,000	45,217
Medtronic Global Holdings 4.25% 3/30/28	40,000	39,094
Pfizer Investment Enterprises 4.45% 5/19/28	80,000	78,613
Royalty Pharma 1.20% 9/2/25	195,000	185,250
Zoetis 5.40% 11/14/25	10,000	9,996
		661,817
Electric — 3.54%
AEP Texas 5.45% 5/15/29	25,000	25,138
Avangrid 3.20% 4/15/25	60,000	58,760
DTE Energy 5.10% 3/1/29	30,000	29,765
Duke Energy 4.875% 9/16/24 μ, ψ	50,000	49,692
Duke Energy Carolinas 3.95% 11/15/28	30,000	28,864
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	60,000	59,970
National Rural Utilities Cooperative Finance
1.875% 2/7/25	135,000	132,047
4.45% 3/13/26	55,000	54,265
4.80% 3/15/28	40,000	39,703

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

NextEra Energy Capital Holdings 5.749% 9/1/25	10,000	$ 10,025
Pacific Gas & Electric 5.55% 5/15/29	20,000	20,053
PacifiCorp
5.10% 2/15/29	10,000	9,997
5.45% 2/15/34	15,000	14,824

Southern 4.85% 6/15/28	85,000	84,146
Vistra Operations 144A 5.125% 5/13/25 #	16,000	15,915
		633,164
Energy — 3.78%
ConocoPhillips 2.40% 3/7/25	8,000	7,839
Devon Energy 5.25% 9/15/24	39,000	38,977
Diamondback Energy 5.20% 4/18/27	15,000	15,008
Energy Transfer 5.55% 2/15/28	130,000	131,152
Exxon Mobil 2.019% 8/16/24	130,000	129,423
Kinder Morgan 5.00% 2/1/29	10,000	9,891
MPLX 4.875% 12/1/24	135,000	134,441
NuStar Logistics 5.75% 10/1/25	73,000	72,590
Occidental Petroleum 5.50% 12/1/25	58,000	57,893
ONEOK 5.65% 11/1/28	10,000	10,154
Southwestern Energy 5.70% 1/23/25	10,000	9,992
Targa Resources Partners 5.00% 1/15/28	60,000	58,809
		676,169
Finance Companies — 2.08%
AerCap Ireland Capital DAC 5.10% 1/19/29	150,000	148,603
Air Lease
0.80% 8/18/24	105,000	104,309
2.875% 1/15/26	15,000	14,398
Aviation Capital Group
144A 1.95% 1/30/26 #	80,000	75,311
144A 5.375% 7/15/29 #	30,000	29,660
		372,281
Insurance — 2.51%
Aon North America 5.125% 3/1/27	25,000	24,967
Elevance Health 5.15% 6/15/29	10,000	10,029
Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	100,000	99,414
Met Tower Global Funding 144A 3.70% 6/13/25 #	150,000	147,579
New York Life Global Funding 144A 5.45% 9/18/26 #	40,000	40,206

2

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
4.25% 1/15/29	100,000	$ 97,402
4.90% 4/15/31	30,000	29,732
		449,329
Natural Gas — 0.41%
Sempra Energy 3.30% 4/1/25	75,000	73,676
		73,676
Technology — 1.86%
Oracle 5.80% 11/10/25	45,000	45,231
Roper Technologies 2.35% 9/15/24	145,000	144,007
S&P Global 2.45% 3/1/27	50,000	46,762
Sensata Technologies 144A 5.00% 10/1/25 #	90,000	90,805
Workday 3.50% 4/1/27	5,000	4,784
		331,589
Transportation — 0.61%
ERAC USA Finance
144A 4.60% 5/1/28 #	85,000	83,687
144A 5.00% 2/15/29 #	15,000	14,966

United Airlines 144A 4.375% 4/15/26 #	10,000	9,672
		108,325
Total Corporate Bonds (cost $6,400,896)		6,252,020

Government Agency Obligation — 1.11%
NBN 144A 0.875% 10/8/24 #	200,000	197,425
Total Government Agency Obligation (cost $199,945)		197,425

Non-Agency Asset-Backed Securities — 21.92%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	300,000	298,666
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	250,000	249,060
BMW Vehicle Lease Trust Series 2023-1 A3 5.16% 11/25/25	220,200	219,790
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	200,000	198,161
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	100,000	99,686
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	200,000	199,256
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	23,880	$ 23,699
Series 2023-3 A2 144A 6.40% 3/20/30 #	100,000	101,127

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	100,000	99,600
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	86,000	81,477
Series 2024-B A3 5.10% 4/15/29	200,000	199,760

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	200,000	200,735
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 6.483% (SOFR + 1.15%) 6/15/28 #, •	250,000	252,104
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	200,000	199,556
Series 2024-A A3 144A 5.02% 3/15/27 #	100,000	99,577

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.753% (SOFR + 0.42%) 2/16/27 •	100,000	100,000
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.233% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	200,000	200,909
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	200,000	198,365
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	100,000	99,356
Series 2024-B A3 5.33% 1/16/29	100,000	100,396

Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	200,000	199,586
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	100,000	98,574
Series 2022-2 B 1.83% 7/20/28	86,000	84,126
Series 2024-3 A1A 5.34% 4/22/30	100,000	100,875

Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	31,151	31,078
    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.963% (SOFR + 0.63%) 3/22/27 •	184,572	$ 184,915
Total Non-Agency Asset-Backed Securities (cost $3,827,013)		3,920,434

Non-Agency Collateralized Mortgage Obligations — 1.59%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.835% (SOFR + 1.50%) 10/25/43 #, •	83,569	84,096
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, ~	90,515	92,041
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	107,871	108,711
Total Non-Agency Collateralized Mortgage Obligations (cost $281,952)		284,848

US Treasury Obligations — 29.18%
US Treasury Floating Rate Note 5.46% (USBMMY3M + 0.15%) 4/30/26 •	355,000	355,069
US Treasury Notes
4.25% 12/31/25	160,000	158,491
4.50% 4/15/27	2,025,000	2,022,231
4.625% 6/30/26	585,000	583,960
4.875% 4/30/26	480,000	480,769
4.875% 5/31/26	1,615,000	1,618,407
Total US Treasury Obligations (cost $5,204,998)		5,218,927
	Number of shares
Short-Term Investments — 2.92%
Money Market Mutual Funds — 2.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	130,446	130,446
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	130,446	130,446
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	130,446	$ 130,446
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	130,447	130,447
Total Short-Term Investments (cost $521,785)		521,785
Total Value of Securities—100.62% (cost $18,129,427)		$17,994,824
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $3,914,308, which represents 21.89% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2024.

4

The following futures contracts were outstanding at June 30, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
10	US Treasury 2 yr Notes	$2,042,187	$2,036,117	9/30/24	$6,070	$—	$(235)
(1)	US Treasury 10 yr Notes	(109,984)	(109,005)	9/19/24	—	(979)	266
Total Futures Contracts			$1,927,112		$6,070	$(979)	$31
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

    5

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$17,994,824
Foreign currencies, at valueΔ	218
Cash	156,677
Cash collateral due from brokers	11,495
Receivable for securities sold	247,644
Dividends and interest receivable	124,145
Receivable from investment manager	3,732
Receivable for series shares sold	368
Prepaid expenses	254
Variation margin due from broker on futures contracts	31
Other assets	171
Total Assets	18,539,559
Liabilities:
Payable for securities purchased	584,022
Other accrued expenses	58,427
Payable for series shares redeemed	14,044
Total Liabilities	656,493
Total Net Assets	$17,883,066

Net Assets Consist of:
Paid-in capital	$21,122,369
Total distributable earnings (loss)	(3,239,303)
Total Net Assets	$17,883,066

Net Asset Value

Standard Class:
Net assets	$17,883,066
Shares of beneficial interest outstanding, unlimited authorization, no par	2,009,580
Net asset value per share	$8.90
*Investments, at cost	$18,129,427
ΔForeign currencies, at cost	225
See accompanying notes, which are an integral part of the financial statements.
    6

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
Six months ended June 30, 2024 (Unaudited)
Investment Income:
Interest	$367,192
Dividends	14,044
381,236

Expenses:
Management fees	45,349
Audit and tax fees	25,073
Accounting and administration expenses	21,653
Reports and statements to shareholders expenses	4,139
Custodian fees	977
Legal fees	839
Dividend disbursing and transfer agent fees and expenses	800
Trustees’ fees	414
Other	16,615
115,859
Less expenses waived and reimbursed	(67,787)
Less expenses paid indirectly	(1)
Total operating expenses	48,071
Net Investment Income (Loss)	333,165

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(21,872)
Futures contracts	(25,281)
Net realized gain (loss)	(47,153)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,539)
Foreign currencies	(95)
Futures contracts	(29,133)
Net change in unrealized appreciation (depreciation)	(36,767)
Net Realized and Unrealized Gain (Loss)	(83,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	$249,245
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Limited Duration Bond Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$333,165	$595,676
Net realized gain (loss)	(47,153)	(310,143)
Net change in unrealized appreciation (depreciation)	(36,767)	691,680
Net increase (decrease) in net assets resulting from operations	249,245	977,213

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(674,203)	(516,046)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	404,724	2,027,481

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	674,203	516,046
	1,078,927	2,543,527
Cost of shares redeemed:
Standard Class	(1,512,764)	(3,857,614)
Decrease in net assets derived from capital share transactions	(433,837)	(1,314,087)
Net Decrease in Net Assets	(858,795)	(852,920)

Net Assets:
Beginning of period	18,741,861	19,594,781
End of period	$17,883,066	$18,741,861
See accompanying notes, which are an integral part of the financial statements.
    8

Financial highlights
Macquarie VIP Limited Duration Bond Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
Net asset value, beginning of period	$9.12	$8.89	$9.47	$9.74	$9.66	$9.34

Income (loss) from investment operations:
Net investment income[3]	0.16	0.27	0.18	0.09	0.12	0.21
Net realized and unrealized gain (loss)	(0.04)	0.19	(0.57)	(0.15)	0.24	0.17
Total from investment operations	0.12	0.46	(0.39)	(0.06)	0.36	0.38

Less dividends and distributions from:
Net investment income	(0.34)	(0.23)	(0.19)	(0.21)	(0.28)	(0.06)
Total dividends and distributions	(0.34)	(0.23)	(0.19)	(0.21)	(0.28)	(0.06)

Net asset value, end of period	$8.90	$9.12	$8.89	$9.47	$9.74	$9.66

Total return[4]	1.39%	5.29%	(4.19%)	(0.68%)	3.79%	4.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,883	$18,742	$19,595	$25,263	$28,936	$31,712
Ratio of expenses to average net assets[5]	0.53%	0.53%	0.53%	0.60%	0.75%	0.86%
Ratio of expenses to average net assets prior to fees waived[5]	1.28%	1.15%	1.14%	0.94%	1.03%	1.10%
Ratio of net investment income to average net assets	3.67%	3.07%	2.03%	0.90%	1.25%	2.15%
Ratio of net investment income to average net assets prior to fees waived	2.92%	2.45%	1.42%	0.56%	0.97%	1.91%
Portfolio turnover	113%	124%	157%	252%	126%	108%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Limited Duration Bond Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Limited Duration Bond Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
June 30, 2024 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Limited Duration Bond Series (formerly, Delaware VIP Limited Duration Bond Series) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes  —  No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of
    10

realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments  —  The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Series intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization  —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Series under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any
12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder
(continues)
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets for the Standard Class from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Series paid $2,394 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Series paid $680 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2024, the Series paid $193 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2024, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$2,914,985
Purchases of US government securities	17,211,075
Sales other than US government securities	3,891,333
Sales of US government securities	16,900,446
    12

At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$18,199,241
Aggregate unrealized appreciation of investments and derivatives	$53,806
Aggregate unrealized depreciation of investments and derivatives	(253,132)
Net unrealized depreciation of investments and derivatives	$(199,326)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2023, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 1,660,960	$1,609,743	$ 3,270,703
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$219,530	$219,530
(continues)
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
3. Investments (continued)
	Level 1	Level 2	Total
Agency Mortgage-Backed Securities	$—	$673,051	$673,051
Collateralized Debt Obligations	—	706,804	706,804
Corporate Bonds	—	6,252,020	6,252,020
Government Agency Obligation	—	197,425	197,425
Non-Agency Asset-Backed Securities	—	3,920,434	3,920,434
Non-Agency Collateralized Mortgage Obligations	—	284,848	284,848
US Treasury Obligations	—	5,218,927	5,218,927
Short-Term Investments	521,785	—	521,785
Total Value of Securities	$521,785	$17,473,039	$17,994,824

Derivatives[1]
Assets:
Futures Contracts	$6,070	$—	$6,070
Liabilities:
Futures Contracts	$(979)	$—	$(979)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2024, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Standard Class	44,745	226,044

Shares issued upon reinvestment of dividends and distributions:
Standard Class	76,876	58,509
	121,621	284,553
Shares redeemed:
Standard Class	(167,421)	(433,325)
Net decrease	(45,800)	(148,772)
5. Line of Credit
The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor
    14

shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2024, the Series posted $11,495 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended June 30, 2024, the Series experienced net realized and unrealized gains or losses attributable to futures contracts holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”
During the six months ended June 30, 2024, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
The table below summarizes the average daily balance of derivative holdings by the Series during the six months ended June 30, 2024:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$3,327,842	$110,927
7. Securities Lending
The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a
(continues)
    15

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
7. Securities Lending (continued)
result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
8. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series' investments in debt securities are subject to credit risk, which is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
    16

The Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
(continues)
    17

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
    18

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Limited Duration Bond Series
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    19

Privacy Notice
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Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
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How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

i        This page is not part of the Financial statements and other information.

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

This page is not part of the Financial statements and other information.        ii

(3749041)
SA-VIPLDB-0824

Delaware VIP® Trust
Macquarie VIP Opportunity Series
(formerly, Delaware VIP Opportunity Series)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
The Series is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
This material may be used in conjunction with the offering of shares in Macquarie VIP Opportunity Series only if preceded or accompanied by the Series’ current prospectus or summary prospectus.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.49%
Basic Materials — 8.63%
Beacon Roofing Supply †	11,515	$ 1,042,108
Boise Cascade	8,114	967,351
Huntsman	39,425	897,707
Kaiser Aluminum	5,307	466,485
Minerals Technologies	12,290	1,022,037
Reliance	3,627	1,035,871
Summit Materials Class A †	13,369	489,439
Westrock	12,555	631,014
		6,552,012
Business Services — 4.91%
ABM Industries	10,832	547,774
Aramark	16,814	572,012
ASGN †	6,590	581,040
Casella Waste Systems Class A †	4,334	430,020
Clean Harbors †	3,226	729,560
WillScot Mobile Mini Holdings †	22,976	864,817
		3,725,223
Capital Goods — 11.78%
Ameresco Class A †	7,242	208,642
API Group †	7,791	293,175
Applied Industrial Technologies	1,497	290,418
Atkore	1,850	249,621
Carlisle	2,445	990,738
Chart Industries †	2,872	414,545
Federal Signal	8,108	678,396
Gates Industrial †	17,415	275,331
Graco	6,756	535,616
Kadant	1,752	514,703
KBR	11,884	762,240
Lincoln Electric Holdings	4,174	787,383
Quanta Services	1,638	416,199
Regal Rexnord	3,500	473,270
Tetra Tech	3,446	704,638
WESCO International	5,125	812,415
Zurn Elkay Water Solutions	18,319	538,579
		8,945,909
Consumer Discretionary — 4.49%
BJ's Wholesale Club Holdings †	7,555	663,631
Dick's Sporting Goods	4,962	1,066,086
Five Below †	4,917	535,805
Malibu Boats Class A †	6,270	219,701
Steven Madden	21,849	924,213
		3,409,436
Consumer Services — 2.89%
Brinker International †	9,011	652,306
Jack in the Box	3,589	182,824
Texas Roadhouse	5,605	962,434
Wendy's	23,256	394,422
		2,191,986
Consumer Staples — 3.26%
Casey's General Stores	2,908	1,109,577
Helen of Troy †	2,910	269,873
J & J Snack Foods	3,667	595,411
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
YETI Holdings †	13,014	$ 496,484
		2,471,345
Credit Cyclicals — 3.27%
BorgWarner	13,796	444,783
KB Home	7,093	497,787
La-Z-Boy	9,550	356,024
Taylor Morrison Home †	8,246	457,158
Toll Brothers	6,322	728,168
		2,483,920
Energy — 5.25%
Chesapeake Energy	14,854	1,220,850
Liberty Energy	57,454	1,200,214
Permian Resources	40,879	660,196
Southwestern Energy †	134,605	905,892
		3,987,152
Financial Services — 13.47%
Axis Capital Holdings	11,938	843,420
Columbia Banking System	32,575	647,917
East West Bancorp	15,626	1,144,292
Essent Group	10,537	592,074
Hamilton Lane Class A	4,404	544,246
Kemper	14,968	888,051
Pinnacle Financial Partners	8,638	691,386
Primerica	2,398	567,319
Reinsurance Group of America	4,642	952,863
SouthState	7,814	597,146
Stifel Financial	13,296	1,118,858
Valley National Bancorp	51,206	357,418
Webster Financial	17,490	762,389
WSFS Financial	11,058	519,726
		10,227,105
Healthcare — 13.13%
Amicus Therapeutics †	30,578	303,334
Apellis Pharmaceuticals †	9,219	353,641
Azenta †	7,124	374,865
Bio-Techne	7,450	533,792
Blueprint Medicines †	6,980	752,304
Encompass Health	8,544	732,990
Exact Sciences †	9,946	420,218
Halozyme Therapeutics †	13,864	725,919
Insmed †	14,428	966,676
Inspire Medical Systems †	2,624	351,170
Intra-Cellular Therapies †	6,900	472,581
Lantheus Holdings †	6,941	557,293
Ligand Pharmaceuticals †	5,299	446,494
Natera †	9,237	1,000,275
Neurocrine Biosciences †	6,676	919,085
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
Repligen †	3,365	424,192
Supernus Pharmaceuticals †	13,093	350,238
Ultragenyx Pharmaceutical †	6,891	283,220
		9,968,287
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks (continued)
Media — 1.74%
IMAX †	22,501	$ 377,342
Interpublic Group	20,087	584,331
Nexstar Media Group	2,170	360,241
		1,321,914
Real Estate Investment Trusts — 7.04%
Brixmor Property Group	31,979	738,395
Camden Property Trust	7,754	846,039
First Industrial Realty Trust	18,180	863,732
Healthpeak Properties	33,354	653,738
Jones Lang LaSalle †	2,524	518,127
Kite Realty Group Trust	29,431	658,666
National Storage Affiliates Trust	14,296	589,281
Terreno Realty	7,997	473,262
		5,341,240
Technology — 14.30%
Box Class A †	10,672	282,168
Coherent †	10,939	792,640
Dynatrace †	11,891	532,003
ExlService Holdings †	24,398	765,121
Guidewire Software †	5,843	805,691
MACOM Technology Solutions Holdings †	6,961	775,943
MaxLinear †	14,409	290,197
Procore Technologies †	7,357	487,843
PTC †	7,051	1,280,955
Q2 Holdings †	11,951	721,004
Rapid7 †	5,833	252,161
Rubrik Class A †	1,959	60,063
Semtech †	18,489	552,451
Silicon Laboratories †	4,300	475,709
Smartsheet Class A †	9,268	408,533
Sprout Social Class A †	5,079	181,219
SPS Commerce †	1,006	189,289
Varonis Systems †	15,182	728,281
WNS Holdings †	9,967	523,267
Workiva †	3,415	249,261
Yelp †	8,535	315,368
Ziff Davis †	3,321	182,821
		10,851,988
Transportation — 3.71%
ArcBest	1,186	126,997
International Seaways	2,159	127,662
Kirby †	8,431	1,009,444
Knight-Swift Transportation Holdings	12,167	607,377
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Saia †	306	$ 145,133
Scorpio Tankers	1,735	141,038
Teekay Tankers Class A	1,103	75,897
Werner Enterprises	10,782	386,319
XPO †	1,830	194,254
		2,814,121
Utilities — 1.62%
Black Hills	11,004	598,397
Spire	10,361	629,224
		1,227,621
Total Common Stocks (cost $57,959,074)		75,519,259

Short-Term Investments — 0.56%
Money Market Mutual Funds — 0.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	107,050	107,050
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	107,054	107,054
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	107,054	107,054
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	107,054	107,054
Total Short-Term Investments (cost $428,212)		428,212
Total Value of Securities—100.05% (cost $58,387,286)		$75,947,471
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

2

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Opportunity Series
June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$75,947,471
Dividends receivable	50,856
Receivable for series shares sold	9,083
Prepaid expenses	944
Other assets	627
Total Assets	76,008,981
Liabilities:
Due to custodian	244
Other accrued expenses	45,978
Investment management fees payable to affiliates	42,592
Payable for series shares redeemed	12,903
Total Liabilities	101,717
Total Net Assets	$75,907,264

Net Assets Consist of:
Paid-in capital	$57,285,599
Total distributable earnings (loss)	18,621,665
Total Net Assets	$75,907,264

Net Asset Value

Standard Class:
Net assets	$75,907,264
Shares of beneficial interest outstanding, unlimited authorization, no par	4,432,038
Net asset value per share	$17.13
*Investments, at cost	$58,387,286
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
Six months ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$518,876

Expenses:
Management fees	287,984
Accounting and administration expenses	26,207
Audit and tax fees	16,643
Legal fees	3,478
Reports and statements to shareholders expenses	3,312
Dividend disbursing and transfer agent fees and expenses	2,935
Custodian fees	1,891
Trustees’ fees	1,800
Other	1,706
345,956
Less expenses waived	(27,252)
Less expenses paid indirectly	(1)
Total operating expenses	318,703
Net Investment Income (Loss)	200,173

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,018,794
Net increase from payment by affiliates[1]	48
Net realized gain (loss)	1,018,842
Net change in unrealized appreciation (depreciation) on investments	1,819,322
Net Realized and Unrealized Gain (Loss)	2,838,164
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,038,337
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Opportunity Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase in Net Assets from Operations:
Net investment income (loss)	$200,173	$509,087
Net realized gain (loss)	1,018,794	3,719,484
Net increase from payment by affiliates[1]	48	—
Net change in unrealized appreciation (depreciation)	1,819,322	7,291,993
Net increase (decrease) in net assets resulting from operations	3,038,337	11,520,564

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,177,391)	(6,117,884)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	722,129	6,298,627

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,177,391	6,117,884
	4,899,520	12,416,511
Cost of shares redeemed:
Standard Class	(6,347,291)	(11,320,069)
Increase (decrease) in net assets derived from capital share transactions	(1,447,771)	1,096,442
Net Increase (Decrease) in Net Assets	(2,586,825)	6,499,122

Net Assets:
Beginning of period	78,494,089	71,994,967
End of period	$75,907,264	$78,494,089
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Macquarie VIP Opportunity Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
Net asset value, beginning of period	$17.43	$16.33	$20.48	$17.10	$19.50	$15.58

Income (loss) from investment operations:
Net investment income[3]	0.05	0.11	0.10	0.04	0.22	0.11
Net realized and unrealized gain (loss)	0.63	2.38	(2.82)	3.88	0.36	4.49
Total from investment operations	0.68	2.49	(2.72)	3.92	0.58	4.60

Less dividends and distributions from:
Net investment income	(0.12)	(0.11)	(0.04)	(0.23)	(0.12)	(0.23)
Net realized gain	(0.86)	(1.28)	(1.39)	(0.31)	(2.86)	(0.45)
Total dividends and distributions	(0.98)	(1.39)	(1.43)	(0.54)	(2.98)	(0.68)

Payment by affiliates	—[4,5]	—	—	—	—	—

Net asset value, end of period	$17.13	$17.43	$16.33	$20.48	$17.10	$19.50

Total return[6]	4.06%	16.30%	(13.68%)	23.13%	10.80%	30.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,907	$78,494	$71,995	$92,113	$85,676	$82,342
Ratio of expenses to average net assets[7]	0.83%	0.83%	0.83%	0.83%	0.83%	0.84%
Ratio of expenses to average net assets prior to fees waived[7]	0.90%	0.91%	0.93%	0.88%	0.97%	0.89%
Ratio of net investment income to average net assets	0.52%	0.69%	0.60%	0.19%	1.50%	0.65%
Ratio of net investment income to average net assets prior to fees waived	0.45%	0.61%	0.50%	0.14%	1.36%	0.60%
Portfolio turnover	5%	19%	22%	17%	31%	125%[8]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Opportunity Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Opportunity Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[8]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.
    6

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
June 30, 2024 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Opportunity Series (formerly, Delaware VIP Opportunity Series) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date.
(continues)
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
1. Significant Accounting Policies (continued)
Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2.  Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets for the Standard Class from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Series paid $3,702 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Series paid $2,880 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2024, the Series paid $820 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
    8

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended June 30, 2024, DMC reimbursed the Series $48 for commissions related to a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statement of operations." Payment by affiliates had no impact on total return.
3. Investments
For the six months ended June 30, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$4,106,537
Sales	8,126,830
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$58,387,286
Aggregate unrealized appreciation of investments	$21,058,732
Aggregate unrealized depreciation of investments	(3,498,547)
Net unrealized appreciation of investments	$17,560,185
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are
(continues)
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
3. Investments (continued)
comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Basic Materials	$6,552,012	$—	$6,552,012
Business Services	3,725,223	—	3,725,223
Capital Goods	8,945,909	—	8,945,909
Consumer Discretionary	3,409,436	—	3,409,436
Consumer Services	2,191,986	—	2,191,986
Consumer Staples	2,471,345	—	2,471,345
Credit Cyclicals	2,483,920	—	2,483,920
Energy	3,987,152	—	3,987,152
Financial Services	10,227,105	—	10,227,105
Healthcare	9,968,287	—[1]	9,968,287
Media	1,321,914	—	1,321,914
Real Estate Investment Trusts	5,341,240	—	5,341,240
Technology	10,851,988	—	10,851,988
Transportation	2,814,121	—	2,814,121
Utilities	1,227,621	—	1,227,621
Short-Term Investments	428,212	—	428,212
Total Value of Securities	$75,947,471	$—	$75,947,471

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the period.
    10

4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Standard Class	41,347	392,179

Shares issued upon reinvestment of dividends and distributions:
Standard Class	251,499	396,493
	292,846	788,672
Shares redeemed:
Standard Class	(363,105)	(695,550)
Net increase (decrease)	(70,259)	93,122
5. Line of Credit
The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Securities Lending
The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and
(continues)
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Opportunity Series
6. Securities Lending (continued)
other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
7. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2024. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2024, there were no Rule 144A securities held by the Series.
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
    12

9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
(continues)
    13

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Opportunity Series
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    14

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

This page is not part of the Financial statements and other information.        i

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

ii        This page is not part of the Financial statements and other information.

(3749041)
SA-VIPOP-0824

Delaware VIP® Trust
Macquarie VIP Investment Grade Series
(formerly, Delaware VIP Investment Grade Series)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
The Series is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
This material may be used in conjunction with the offering of shares in Macquarie VIP Investment Grade Series only if preceded or accompanied by the Series’ current prospectus or summary prospectus.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.01%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-DNA3 M1 144A 6.085% (SOFR + 0.75%) 10/25/33 #, •	3,543	$ 3,542
Total Agency Collateralized Mortgage Obligations (cost $3,543)		3,542

Corporate Bonds — 96.77%
Banking — 23.22%
Bank of America
2.482% 9/21/36 μ	195,000	155,614
5.819% 9/15/29 μ	405,000	413,555
6.204% 11/10/28 μ	185,000	190,581

Bank of Montreal 7.70% 5/26/84 μ	200,000	204,778
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	350,000	344,703
Barclays 9.625% 12/15/29 μ, ψ	200,000	217,318
Citibank 5.57% 4/30/34	250,000	254,091
Citigroup 7.125% 8/15/29 μ, ψ	170,000	170,045
Citizens Bank 6.064% 10/24/25 μ	250,000	249,885
Credit Agricole 144A 6.316% 10/3/29 #, μ	250,000	256,864
Deutsche Bank
6.72% 1/18/29 μ	150,000	154,855
7.146% 7/13/27 μ	150,000	153,682

Fifth Third Bancorp 5.631% 1/29/32 μ	65,000	64,460
Fifth Third Bank 5.852% 10/27/25 μ	250,000	249,803
Goldman Sachs Bank USA 5.283% 3/18/27 μ	260,000	259,239
Goldman Sachs Group
5.727% 4/25/30 μ	90,000	91,618
5.851% 4/25/35 μ	105,000	107,597
6.484% 10/24/29 μ	85,000	88,760
7.50% 5/10/29 μ, ψ	175,000	180,399

Huntington National Bank 4.552% 5/17/28 μ	250,000	243,686
JPMorgan Chase & Co.
5.571% 4/22/28 μ	215,000	216,787
5.766% 4/22/35 μ	125,000	128,299
6.254% 10/23/34 μ	292,000	309,859

KeyBank 5.85% 11/15/27	305,000	304,095
KeyCorp 6.613% (SOFR03M + 1.25%) 5/23/25 •	100,000	99,645
Morgan Stanley
2.484% 9/16/36 μ	115,000	91,024
5.831% 4/19/35 μ	233,000	238,931
6.407% 11/1/29 μ	168,000	175,329
6.627% 11/1/34 μ	190,000	205,283

PNC Financial Services Group 6.875% 10/20/34 μ	80,000	87,230
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Popular 7.25% 3/13/28	195,000	$ 200,424
Societe Generale 144A 7.132% 1/19/55 #, μ	200,000	191,583
State Street
4.993% 3/18/27	135,000	134,870
6.123% 11/21/34 μ	170,000	176,653
SVB Financial Group
1.80% 10/28/26 ‡	62,000	37,741
1.80% 2/2/31 ‡	58,000	35,447
2.10% 5/15/28 ‡	30,000	18,117
4.00% 5/15/26 ‡, ψ	105,000	1,050
4.57% 4/29/33 ‡	126,000	75,800

Truist Bank 2.636% 9/17/29 μ	445,000	435,475
Truist Financial 4.95% 9/1/25 μ, ψ	290,000	284,788
UBS Group 144A 9.25% 11/13/28 #, μ, ψ	200,000	215,681
US Bancorp
2.491% 11/3/36 μ	115,000	90,577
6.787% 10/26/27 μ	65,000	66,943
		7,873,164
Basic Industry — 2.57%
Freeport-McMoRan 5.45% 3/15/43	390,000	370,716
LYB International Finance III
3.625% 4/1/51	375,000	258,143
5.50% 3/1/34	90,000	89,086

Sherwin-Williams 2.90% 3/15/52	245,000	153,369
		871,314
Brokerage — 2.00%
Jefferies Financial Group
2.625% 10/15/31	142,000	114,660
5.875% 7/21/28	40,000	40,416
6.05% 3/12/25	140,000	139,922
6.20% 4/14/34	285,000	288,812
6.50% 1/20/43	90,000	94,415
		678,225
Capital Goods — 7.24%
Amphenol
2.20% 9/15/31	305,000	250,518
5.05% 4/5/27	60,000	59,968

Ashtead Capital 144A 1.50% 8/12/26 #	400,000	364,816
BAE Systems
144A 5.125% 3/26/29 #	200,000	199,158
144A 5.30% 3/26/34 #	200,000	198,242

Boeing 2.196% 2/4/26	365,000	343,226
Howmet Aerospace 5.95% 2/1/37	145,000	149,331
Ingersoll Rand
5.314% 6/15/31	105,000	105,599
5.45% 6/15/34	150,000	151,364

John Deere Capital 4.85% 6/11/29	150,000	149,002
L3Harris Technologies 5.25% 6/1/31	130,000	129,624
Northrop Grumman 5.20% 6/1/54	180,000	168,680
RTX 4.80% 12/15/43	75,000	66,888
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Waste Connections 2.95% 1/15/52	185,000	$ 118,335
		2,454,751
Communications — 6.66%
American Tower
5.20% 2/15/29	75,000	74,768
5.45% 2/15/34	70,000	69,417

AT&T 3.50% 9/15/53	390,000	264,953
CCO Holdings
144A 4.75% 2/1/32 #	110,000	90,167
144A 6.375% 9/1/29 #	70,000	66,587

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	158,122
Charter Communications Operating 3.85% 4/1/61	365,000	213,356
Comcast 3.90% 3/1/38	225,000	190,793
Rogers Communications
5.00% 2/15/29	105,000	103,727
5.30% 2/15/34	105,000	103,070

Sprint Capital 6.875% 11/15/28	165,000	175,036
Time Warner Cable 7.30% 7/1/38	100,000	101,274
T-Mobile USA
3.375% 4/15/29	185,000	170,988
5.50% 1/15/55	90,000	86,851
5.75% 1/15/34	70,000	71,991
Verizon Communications
2.875% 11/20/50	265,000	166,845
5.50% 2/23/54	65,000	63,676

Warnermedia Holdings 6.412% 3/15/26	85,000	85,005
		2,256,626
Consumer Cyclical — 6.69%
Alimentation Couche-Tard
144A 5.267% 2/12/34 #	250,000	246,452
144A 5.617% 2/12/54 #	25,000	24,721

Amazon.com 2.50% 6/3/50	410,000	250,962
Aptiv 3.10% 12/1/51	249,000	152,199
Ford Motor Credit
5.80% 3/5/27	200,000	200,085
6.95% 3/6/26	200,000	203,326
General Motors
5.40% 4/1/48	66,000	59,102
5.95% 4/1/49	38,000	36,907
6.25% 10/2/43	80,000	79,725
General Motors Financial
5.60% 6/18/31	50,000	49,643
5.95% 4/4/34	50,000	50,062
Home Depot
4.85% 6/25/31	125,000	124,055
4.875% 6/25/27	45,000	44,921
4.95% 6/25/34	120,000	118,795
Hyundai Capital America
144A 5.275% 6/24/27 #	65,000	64,734
144A 5.30% 3/19/27 #	145,000	144,684
144A 5.40% 6/24/31 #	190,000	188,468

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Toyota Motor Credit 5.10% 3/21/31	135,000	$ 135,105
VICI Properties 5.75% 4/1/34	95,000	94,172
		2,268,118
Consumer Non-Cyclical — 8.74%
AbbVie
4.95% 3/15/31	170,000	169,614
5.35% 3/15/44	310,000	306,657

Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	151,432
Bunge Limited Finance 2.75% 5/14/31	290,000	248,200
Campbell Soup 5.20% 3/19/27	150,000	150,278
Coca-Cola Consolidated 5.25% 6/1/29	240,000	241,158
Gilead Sciences
4.80% 4/1/44	198,000	178,700
5.55% 10/15/53	32,000	31,974
HCA
3.50% 7/15/51	196,000	131,130
5.45% 4/1/31	85,000	84,963
6.00% 4/1/54	120,000	118,647

JBS USA Holding Lux 3.00% 2/2/29	128,000	114,274
Merck & Co. 2.75% 12/10/51	432,000	270,336
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	290,427
Roche Holdings 144A 4.909% 3/8/31 #	200,000	199,294
Royalty Pharma
3.35% 9/2/51	405,000	259,574
5.90% 9/2/54	19,000	18,296
		2,964,954
Electric — 10.19%
AEP Texas 5.45% 5/15/29	105,000	105,581
Appalachian Power 4.50% 8/1/32	190,000	175,814
Baltimore Gas and Electric
5.30% 6/1/34	60,000	59,684
5.65% 6/1/54	105,000	103,898

Berkshire Hathaway Energy 2.85% 5/15/51	110,000	67,121
Commonwealth Edison 2.75% 9/1/51	300,000	179,780
Constellation Energy Generation 5.75% 3/15/54	140,000	135,800
Dominion Energy
Series A 6.875% 2/1/55 μ	255,000	260,409
Series B 7.00% 6/1/54 μ	85,000	88,652

Duke Energy Indiana 5.40% 4/1/53	110,000	104,307
Edison International 8.125% 6/15/53 μ	113,000	117,471

2

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
5.55% 3/15/54	198,000	$ 189,623
6.75% 6/15/54 μ	165,000	166,359

Northern States Power 5.40% 3/15/54	185,000	178,526
Oglethorpe Power
3.75% 8/1/50	215,000	152,619
4.50% 4/1/47	210,000	171,075
5.25% 9/1/50	225,000	204,319
6.20% 12/1/53	30,000	30,810
Pacific Gas & Electric
3.50% 8/1/50	310,000	202,590
5.55% 5/15/29	75,000	75,199

PacifiCorp 2.90% 6/15/52	275,000	162,186
Public Service Co. of Oklahoma 3.15% 8/15/51	170,000	109,562
Vistra Operations 144A 6.95% 10/15/33 #	388,000	415,546
		3,456,931
Energy — 11.57%
Apache 5.10% 9/1/40	260,000	222,057
BP Capital Markets 4.875% 3/22/30 μ, ψ	245,000	231,742
BP Capital Markets America
2.939% 6/4/51	145,000	92,125
5.227% 11/17/34	85,000	84,397
Cheniere Energy Partners
4.50% 10/1/29	220,000	209,719
144A 5.75% 8/15/34 #	160,000	160,737

ConocoPhillips 5.55% 3/15/54	105,000	103,404
Diamondback Energy
5.20% 4/18/27	60,000	60,031
5.40% 4/18/34	203,000	201,055
5.75% 4/18/54	250,000	242,530
Enbridge
5.75% 7/15/80 μ	225,000	212,666
7.20% 6/27/54 μ	90,000	90,767
Energy Transfer
5.95% 5/15/54	100,000	97,439
6.25% 4/15/49	140,000	139,394
6.50% 11/15/26 μ, ψ	385,000	380,707
8.00% 5/15/54 μ	45,000	47,098

Eni 144A 5.95% 5/15/54 #	200,000	196,571
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	183,156	146,753
Kinder Morgan
5.00% 2/1/29	45,000	44,510
5.20% 6/1/33	205,000	199,028
Occidental Petroleum
6.20% 3/15/40	43,000	43,111
6.60% 3/15/46	107,000	111,693
7.95% 6/15/39	46,000	53,330
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners
4.00% 1/15/32	95,000	$ 85,648
5.00% 1/15/28	350,000	343,050

Transcanada Trust 5.625% 5/20/75 μ	42,000	41,414
Venture Global LNG 144A 8.375% 6/1/31 #	80,000	83,038
		3,924,014
Finance Companies — 4.20%
AerCap Ireland Capital DAC
3.00% 10/29/28	300,000	272,736
5.10% 1/19/29	150,000	148,603
Air Lease
4.125% 12/15/26 μ, ψ	153,000	138,689
4.625% 10/1/28	63,000	61,117
5.10% 3/1/29	46,000	45,529
5.20% 7/15/31	95,000	92,869

Apollo Debt Solutions BDC 144A 6.90% 4/13/29 #	30,000	30,160
Ares Capital 5.95% 7/15/29	70,000	68,833
Aviation Capital Group
144A 1.95% 9/20/26 #	300,000	276,584
144A 5.375% 7/15/29 #	115,000	113,696
144A 6.375% 7/15/30 #	125,000	129,287

Blue Owl Credit Income 144A 6.60% 9/15/29 #	45,000	44,408
		1,422,511
Insurance — 4.49%
Aon 5.00% 9/12/32	100,000	97,331
Aon North America
5.125% 3/1/27	100,000	99,869
5.30% 3/1/31	200,000	199,521
Athene Global Funding
144A 1.985% 8/19/28 #	277,000	241,265
144A 2.50% 3/24/28 #	110,000	98,765
144A 2.717% 1/7/29 #	90,000	79,899
Athene Holding
3.45% 5/15/52	125,000	80,008
6.25% 4/1/54	65,000	65,098
Elevance Health
5.15% 6/15/29	45,000	45,131
5.375% 6/15/34	70,000	70,359

Hartford Financial Services Group 2.90% 9/15/51	135,000	85,060
Pine Street Trust III 144A 6.223% 5/15/54 #	145,000	145,015
UnitedHealth Group 5.375% 4/15/54	220,000	213,873
		1,521,194
Natural Gas — 2.76%
Engie
144A 5.25% 4/10/29 #	200,000	199,732
144A 5.875% 4/10/54 #	200,000	193,286
    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
Sempra
4.125% 4/1/52 μ	125,000	$ 115,681
4.875% 10/15/25 μ, ψ	294,000	289,095

Southern California Gas 5.20% 6/1/33	140,000	138,331
		936,125
Real Estate Investment Trusts — 1.06%
American Homes 4 Rent 5.50% 7/15/34	175,000	172,040
Extra Space Storage 2.35% 3/15/32	235,000	187,320
		359,360
Technology — 4.95%
Broadcom 144A 3.469% 4/15/34 #	140,000	119,397
CDW 3.276% 12/1/28	435,000	395,678
CoStar Group 144A 2.80% 7/15/30 #	175,000	148,065
Entegris
144A 4.75% 4/15/29 #	140,000	134,054
144A 5.95% 6/15/30 #	135,000	133,747
Marvell Technology
1.65% 4/15/26	210,000	196,698
2.45% 4/15/28	110,000	99,305
Oracle
3.60% 4/1/50	195,000	136,603
6.125% 7/8/39	170,000	176,277

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	139,572
		1,679,396
Transportation — 0.43%
ERAC USA Finance 144A 5.625% 3/15/42 #	145,000	145,620
		145,620
Total Corporate Bonds (cost $34,536,333)		32,812,303

Municipal Bonds — 0.28%
Commonwealth of Puerto Rico (Restructured) Series A-1 2.993% 7/1/24^	1,142	1,142
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	96,126	93,483
Total Municipal Bonds (cost $92,287)		94,625

Non-Agency Asset-Backed Securities — 1.18%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	400,000	399,925
Total Non-Agency Asset-Backed Securities (cost $399,857)		399,925

	Principalamount°	Value (US $)

Loan Agreements — 0.54%
Capital Goods — 0.54%
Standard Industries 7.344% (SOFR01M + 2.00%) 9/22/28 •	183,823	$ 184,460
Total Loan Agreements (cost $183,823)		184,460
	Number of shares
Short-Term Investments — 1.58%
Money Market Mutual Funds — 1.58%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	134,386	134,386
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	134,386	134,386
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	134,387	134,387
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	134,387	134,387
Total Short-Term Investments (cost $537,546)		537,546
Total Value of Securities—100.36% (cost $35,753,389)		$34,032,401
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $6,539,669, which represents 19.29% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
BDC – Business Development Company
DAC – Designated Activity Company
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    5

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$34,032,401
Dividends and interest receivable	405,204
Receivable for series shares sold	1,454
Prepaid expenses	471
Other assets	365
Total Assets	34,439,895
Liabilities:
Payable for securities purchased	447,784
Other accrued expenses	65,837
Payable for series shares redeemed	12,150
Investment management fees payable to affiliates	5,260
Distribution fees payable to affiliates	2
Total Liabilities	531,033
Total Net Assets	$33,908,862

Net Assets Consist of:
Paid-in capital	$43,204,244
Total distributable earnings (loss)	(9,295,382)
Total Net Assets	$33,908,862

Net Asset Value

Standard Class:
Net assets	$33,899,048
Shares of beneficial interest outstanding, unlimited authorization, no par	4,068,304
Net asset value per share	$8.33

Service Class:
Net assets	$9,814
Shares of beneficial interest outstanding, unlimited authorization, no par	1,181
Net asset value per share	$8.31
*Investments, at cost	$35,753,389
See accompanying notes, which are an integral part of the financial statements.
    6

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
Six months ended June 30, 2024 (Unaudited)
Investment Income:
Interest	$892,134
Dividends	8,487
900,621

Expenses:
Management fees	86,511
Distribution expenses — Service Class	15
Audit and tax fees	25,073
Accounting and administration expenses	23,181
Reports and statements to shareholders expenses	3,891
Custodian fees	1,784
Legal fees	1,643
Dividend disbursing and transfer agent fees and expenses	1,485
Trustees’ fees	872
Other	18,107
162,562
Less expenses waived	(53,542)
Less expenses paid indirectly	(1)
Total operating expenses	109,019
Net Investment Income (Loss)	791,602

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,020,546)
Net change in unrealized appreciation (depreciation) on investments	183,866
Net Realized and Unrealized Gain (Loss)	(836,680)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(45,078)
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Investment Grade Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$791,602	$1,619,001
Net realized gain (loss)	(1,020,546)	(2,380,278)
Net change in unrealized appreciation (depreciation)	183,866	3,448,028
Net increase (decrease) in net assets resulting from operations	(45,078)	2,686,751

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,674,707)	(1,579,676)
Service Class	(460)	(356)
	(1,675,167)	(1,580,032)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	526,094	1,805,635

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,674,707	1,579,676
Service Class	460	356
	2,201,261	3,385,667
Cost of shares redeemed:
Standard Class	(3,269,484)	(7,047,221)
Decrease in net assets derived from capital share transactions	(1,068,223)	(3,661,554)
Net Decrease in Net Assets	(2,788,468)	(2,554,835)

Net Assets:
Beginning of period	36,697,330	39,252,165
End of period	$33,908,862	$36,697,330
See accompanying notes, which are an integral part of the financial statements.
    8

Financial highlights
Macquarie VIP Investment Grade Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
Net asset value, beginning of period	$8.77	$8.50	$10.80	$11.60	$11.02	$10.18

Income (loss) from investment operations:
Net investment income[3]	0.19	0.36	0.31	0.27	0.26	0.29
Net realized and unrealized gain (loss)	(0.20)	0.27	(2.13)	(0.37)	0.98	0.95
Total from investment operations	(0.01)	0.63	(1.82)	(0.10)	1.24	1.24

Less dividends and distributions from:
Net investment income	(0.43)	(0.36)	(0.34)	(0.34)	(0.41)	(0.40)
Net realized gain	—	—	(0.14)	(0.36)	(0.25)	—
Total dividends and distributions	(0.43)	(0.36)	(0.48)	(0.70)	(0.66)	(0.40)

Net asset value, end of period	$8.33	$8.77	$8.50	$10.80	$11.60	$11.02

Total return[4]	(0.03%)	7.57%	(17.06%)	(0.72%)	11.91%	12.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,899	$36,687	$39,243	$54,069	$60,080	$61,952
Ratio of expenses to average net assets[5]	0.63%	0.63%	0.63%	0.65%	0.69%	0.73%
Ratio of expenses to average net assets prior to fees waived[5]	0.94%	0.85%	0.87%	0.74%	0.81%	0.90%
Ratio of net investment income to average net assets	4.58%	4.33%	3.44%	2.45%	2.39%	2.76%
Ratio of net investment income to average net assets prior to fees waived	4.27%	4.11%	3.20%	2.36%	2.27%	2.59%
Portfolio turnover	65%	93%	99%	110%	147%	157%[6]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Investment Grade Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Investment Grade Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Macquarie VIP Investment Grade Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[2] (Unaudited)	Year ended				10/31/19[1] to 12/31/19
		12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.75	$8.47	$10.76	$11.56	$11.01	$10.97

Income (loss) from investment operations:
Net investment income[3]	0.18	0.34	0.29	0.23	0.23	0.03
Net realized and unrealized gain (loss)	(0.21)	0.27	(2.13)	(0.36)	0.97	0.01
Total from investment operations	(0.03)	0.61	(1.84)	(0.13)	1.20	0.04

Less dividends and distributions from:
Net investment income	(0.41)	(0.33)	(0.31)	(0.31)	(0.40)	—
Net realized gain	—	—	(0.14)	(0.36)	(0.25)	—
Total dividends and distributions	(0.41)	(0.33)	(0.45)	(0.67)	(0.65)	—

Net asset value, end of period	$8.31	$8.75	$8.47	$10.76	$11.56	$11.01

Total return[4]	(0.24%)	7.37%	(17.32%)	(1.03%)	11.57%	0.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$10	$9	$11	$11	$10
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%	0.95%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.24%	1.15%	1.15%	1.04%	1.11%	1.31%
Ratio of net investment income to average net assets	4.28%	4.03%	3.16%	2.15%	2.09%	1.50%
Ratio of net investment income to average net assets prior to fees waived	3.97%	3.81%	2.94%	2.06%	1.97%	1.18%
Portfolio turnover	65%	93%	99%	110%	147%	157%[6,7]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.
[7]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.
10

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
June 30, 2024 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Investment Grade Series (formerly, Delaware VIP Investment Grade Series) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
(continues)
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
1. Significant Accounting Policies (continued)
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Standard Class	Service Class
0.63%	0.93%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market
    12

knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Series paid $2,761 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Series paid $1,298 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2024, the Series paid $491 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2024, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$22,150,589
Purchases of US government securities	105,610
Sales other than US government securities	23,147,206
Sales of US government securities	1,233,520
(continues)
    13

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$35,819,755
Aggregate unrealized appreciation of investments	$240,691
Aggregate unrealized depreciation of investments	(2,028,045)
Net unrealized depreciation of investments	$(1,787,354)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At
December 31, 2023, the Series had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 3,154,349	$4,135,200	$ 7,289,549
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    14

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$3,542	$3,542
Corporate Bonds	—	32,812,303	32,812,303
Loan Agreements	—	184,460	184,460
Municipal Bonds	—	94,625	94,625
Non-Agency Asset-Backed Securities	—	399,925	399,925
Short-Term Investments	537,546	—	537,546
Total Value of Securities	$537,546	$33,494,855	$34,032,401
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2024, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Standard Class	61,711	211,639

Shares issued upon reinvestment of dividends and distributions:
Standard Class	205,991	188,730
Service Class	57	42
	267,759	400,411
Shares redeemed:
Standard Class	(380,370)	(835,073)
Net decrease	(112,611)	(434,662)
5. Line of Credit
The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
(continues)
    15

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
6. Securities Lending
The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
7. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments
    16

in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series. There were no unfunded loan commitments at the six months ended June 30, 2024.
The Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer
(continues)
    17

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
7. Credit and Market Risks (continued)
or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
    18

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Investment Grade Series
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    19

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Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
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Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

i        This page is not part of the Financial statements and other information.

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

This page is not part of the Financial statements and other information.        ii

(3749041)
SA-VIPIG-0824

Delaware VIP® Trust
Macquarie VIP Growth and Income Series
(formerly, Delaware VIP Growth and Income Series)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
The Series is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
This material may be used in conjunction with the offering of shares in Macquarie VIP Growth and Income Series only if preceded or accompanied by the Series’ current prospectus or summary prospectus.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.96%
Communication Services — 11.81%
Alphabet Class A	73,630	$ 13,411,705
AT&T	557,812	10,659,787
Comcast Class A	402,370	15,756,809
Meta Platforms Class A	32,637	16,456,228
Verizon Communications	403,028	16,620,875
		72,905,404
Consumer Discretionary — 7.09%
Booking Holdings	1,308	5,181,642
General Motors	114,023	5,297,509
Kohl's	107,319	2,467,264
Leggett & Platt	106,555	1,221,120
Lowe's	61,969	13,661,686
NIKE Class B	43,006	3,241,362
TJX	115,103	12,672,840
		43,743,423
Consumer Staples — 5.08%
Altria Group	217,568	9,910,222
Philip Morris International	211,875	21,469,294
		31,379,516
Energy — 10.49%
Chevron	47,816	7,479,379
ConocoPhillips	60,002	6,863,029
Exxon Mobil	279,186	32,139,892
Marathon Petroleum	94,259	16,352,051
Valero Energy	12,214	1,914,667
		64,749,018
Financials — 21.83%
American International Group	97,673	7,251,244
Bank of New York Mellon	124,595	7,461,995
Berkshire Hathaway Class B †	2,429	988,117
Corebridge Financial	603,113	17,562,651
Evercore Class A	54,849	11,432,177
F&G Annuities & Life	12,229	465,313
Fidelity National Financial	114,052	5,636,450
Invesco	398,788	5,965,868
KeyCorp	161,896	2,300,542
Lincoln National	208,332	6,479,125
MetLife	164,782	11,566,049
Old Republic International	63,870	1,973,583
OneMain Holdings	179,999	8,728,151
PNC Financial Services Group	74,691	11,612,957
Rithm Capital	675,355	7,368,123
Synchrony Financial	96,370	4,547,700
TPG	39,506	1,637,524
Truist Financial	318,647	12,379,436
Western Union	773,338	9,450,190
		134,807,195
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 17.55%
Bristol-Myers Squibb	357,482	$ 14,846,228
Cigna Group	65,018	21,493,000
CVS Health	250,386	14,787,797
Gilead Sciences	262,709	18,024,465
McKesson	19,448	11,358,410
Merck & Co.	213,088	26,380,294
Pfizer	52,348	1,464,697
		108,354,891
Industrials — 7.00%
3M	89,241	9,119,538
Builders FirstSource †	53,661	7,427,219
Delta Air Lines	55,730	2,643,831
Emerson Electric	78,893	8,690,853
Honeywell International	54,232	11,580,701
Trane Technologies	11,433	3,760,657
		43,222,799
Information Technology — 17.08%
Applied Materials	15,835	3,736,901
Broadcom	13,083	21,005,149
Cisco Systems	455,330	21,632,728
Cognizant Technology Solutions Class A	24,530	1,668,040
Lam Research	5,108	5,439,254
Micron Technology	139,010	18,283,985
Motorola Solutions	24,978	9,642,757
QUALCOMM	111,883	22,284,856
TD SYNNEX	15,282	1,763,543
		105,457,213
Real Estate — 1.03%
Medical Properties Trust	458,990	1,978,247
Park Hotels & Resorts	293,128	4,391,057
		6,369,304
Total Common Stocks (cost $489,474,941)		610,988,763

Short-Term Investments — 0.19%
Money Market Mutual Funds — 0.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	293,475	293,475
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	293,480	293,480
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	293,480	293,480
    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	293,480	$ 293,480
Total Short-Term Investments (cost $1,173,915)		1,173,915
Total Value of Securities—99.15% (cost $490,648,856)		$612,162,678
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.
2

Statement of assets and liabilities
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
June 30, 2024 (Unaudited)
Assets:
Investments, at value*	$612,162,678
Receivable for securities sold	4,866,903
Dividends receivable	874,472
Prepaid expenses	7,425
Foreign tax reclaims receivable	2,401
Other assets	4,339
Total Assets	617,918,218
Liabilities:
Due to custodian	2,852
Investment management fees payable to affiliates	324,807
Other accrued expenses	125,748
Payable for series shares redeemed	50,961
Total Liabilities	504,368
Total Net Assets	$617,413,850

Net Assets Consist of:
Paid-in capital	$449,877,250
Total distributable earnings (loss)	167,536,600
Total Net Assets	$617,413,850

Net Asset Value

Standard Class:
Net assets	$617,413,850
Shares of beneficial interest outstanding, unlimited authorization, no par	18,811,395
Net asset value per share	$32.82
*Investments, at cost	$490,648,856
See accompanying notes, which are an integral part of the financial statements.
    3

Statement of operations
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
Six months ended June 30, 2024 (Unaudited)
Investment Income:
Dividends	$9,850,450

Expenses:
Management fees	1,956,765
Accounting and administration expenses	67,614
Legal fees	26,328
Dividend disbursing and transfer agent fees and expenses	22,923
Audit and tax fees	16,453
Custodian fees	15,841
Trustees’ fees	13,700
Reports and statements to shareholders expenses	6,319
Other	4,154
2,130,097
Less expenses paid indirectly	(1)
Total operating expenses	2,130,096
Net Investment Income (Loss)	7,720,354

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	39,633,042
Net change in unrealized appreciation (depreciation) on investments	9,292,340
Net Realized and Unrealized Gain (Loss)	48,925,382
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,645,736
See accompanying notes, which are an integral part of the financial statements.
    4

Statements of changes in net assets
Delaware VIP® Trust —  Macquarie VIP Growth and Income Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase in Net Assets from Operations:
Net investment income (loss)	$7,720,354	$14,458,567
Net realized gain (loss)	39,633,042	26,170,931
Net change in unrealized appreciation (depreciation)	9,292,340	26,450,289
Net increase (decrease) in net assets resulting from operations	56,645,736	67,079,787

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(41,195,294)	(34,347,073)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class	115,193	2,625,095

Net assets from reorganization:[1]
Standard Class	—	96,486,816

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	41,195,294	34,347,073
	41,310,487	133,458,984
Cost of shares redeemed:
Standard Class	(34,196,537)	(55,349,464)
Increase in net assets derived from capital share transactions	7,113,950	78,109,520
Net Increase in Net Assets	22,564,392	110,842,234

Net Assets:
Beginning of period	594,849,458	484,007,224
End of period	$617,413,850	$594,849,458
[1]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    5

Financial highlights
Macquarie VIP Growth and Income Series Standard Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
Net asset value, beginning of period	$32.06	$30.89	$33.80	$28.17	$43.10	$41.84

Income (loss) from investment operations:
Net investment income[3]	0.42	0.80	0.79	0.70	0.59	0.71
Net realized and unrealized gain (loss)	2.64	2.61	0.30	5.49	(3.82)	8.82
Total from investment operations	3.06	3.41	1.09	6.19	(3.23)	9.53

Less dividends and distributions from:
Net investment income	(0.81)	(0.82)	(0.75)	(0.56)	(0.75)	(0.74)
Net realized gain	(1.49)	(1.42)	(3.25)	—	(10.95)	(7.53)
Total dividends and distributions	(2.30)	(2.24)	(4.00)	(0.56)	(11.70)	(8.27)

Net asset value, end of period	$32.82	$32.06	$30.89	$33.80	$28.17	$43.10

Total return[4]	9.72%	12.11%[5]	3.53%	22.20%	(0.46%)	25.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$617,414	$594,849	$484,007	$516,250	$467,166	$518,042
Ratio of expenses to average net assets[6]	0.70%	0.72%	0.71%	0.70%	0.74%	0.76%
Ratio of expenses to average net assets prior to fees waived[6]	0.70%	0.75%	0.71%	0.70%	0.74%	0.76%
Ratio of net investment income to average net assets	2.53%	2.71%	2.58%	2.22%	2.09%	1.75%
Ratio of net investment income to average net assets prior to fees waived	2.53%	2.68%	2.58%	2.22%	2.09%	1.75%
Portfolio turnover	18%	31%	22%	49%	30%	122%[7]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Growth & Income Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Growth & Income Fund shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.
    6

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
June 30, 2024 (Unaudited)
Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 9 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Macquarie VIP Growth and Income Series (formerly, Delaware VIP Growth and Income Series) (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.
1. Significant Accounting Policies
The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Series invests are recorded on the ex-dividend date.
(continues)
    7

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
1. Significant Accounting Policies (continued)
Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any
12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.72% of the Series’ average daily net assets for the Standard Class from January 1, 2024 through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.
DMC entered into a Sub-Advisory Agreement on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, the Series paid $15,617 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, the Series paid $22,906 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Series. For the six months ended June 30, 2024, the Series paid $6,489 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
    8

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended June 30, 2024, the Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$110,317,960
Sales	139,139,861
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$490,648,856
Aggregate unrealized appreciation of investments	$144,588,822
Aggregate unrealized depreciation of investments	(23,075,000)
Net unrealized appreciation of investments	$121,513,822
US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
(continues)
    9

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
3. Investments (continued)
The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2024:
Level 1
Securities
Assets:
Common Stocks	$610,988,763
Short-Term Investments	1,173,915
Total Value of Securities	$612,162,678
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Series’ net assets. As of June 30, 2024, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/24	12/31/23
Shares sold:
Standard Class	3,474	91,610

Shares from reorganization:[1]
Standard Class	—	3,437,362

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,285,746	1,230,637
	1,289,220	4,759,609
Shares redeemed:
Standard Class	(1,029,659)	(1,877,444)
Net increase	259,561	2,882,165
[1]	See Note 5.
5. Reorganization
On November 10, 2022, the Board approved a proposal to reorganize Delaware VIP Equity Income Series (the “Acquired Series”), a series of Delaware VIP Trust, with and into Macquarie VIP Growth and Income Series (formerly, Delaware VIP Growth and Income Series) (the “Acquiring Series”) (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of the Acquiring Series, assumed the liabilities of the Acquired Series, in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Series' overall total expense ratio is expected to be equal or lower than the corresponding Acquired Series' total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The
    10

Reorganization was accomplished by a tax-free exchange of shares on April 28, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with April 28, 2023 for the Reorganization were as follows:
	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
	Delaware VIP Equity Income Series		Macquarie VIP Growth & Income Series
Standard Class	$96,486,816	6,477,316	3,437,362	$464,768,916	0.5307
The net assets of the Acquired Series before the Reorganization were $96,486,816. The net assets of the Acquiring Series immediately following the Reorganization were $561,255,732.
Assuming the Reorganization had been completed on January 1, 2023, the Acquiring Series' pro forma results of operations for the year ended December 31, 2023, would have been as follows:
Net investment income	$15,439,079
Net realized gain on investments	29,118,897
Net change in unrealized appreciation (depreciation)	20,532,930
Net increase in net assets resulting from operations	$65,090,906
6. Line of Credit
The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
7. Securities Lending
The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Series is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally
(continues)
    11

Notes to financial statements
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
7. Securities Lending (continued)
invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.
The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
8. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.
The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2024. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Series may invest in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2024, there were no Rule 144A securities held by the Series.
    12

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
(continues)
    13

Other Series information (Unaudited)
Delaware VIP® Trust — Macquarie VIP Growth and Income Series
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Form N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    14

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

This page is not part of the Financial statements and other information.        i

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

ii        This page is not part of the Financial statements and other information.

(3749041)
SA-VIPGI-0824

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP® Trust

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 29, 2024

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 29, 2024